                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES
                  Investment Company Act file number 811-08727

                   SunAmerica Senior Floating Rate Fund, Inc.
               (Exact name of registrant as specified in charter)

        Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311
               (Address of principal executive offices) (Zip code)

                                Vincent M. Marra
                              Senior Vice President
                      AIG SunAmerica Asset Management Corp.
                    Harborside Financial Center 3200 Plaza 5
                              Jersey City, NJ 07311
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6464

Date of fiscal year end: December 31

Date of reporting period: December 31, 2006

Item 1. Reports to Stockholders

             2006
             Annual
SunAmerica   Report
---------------------

[PHOTO]



                                    [GRAPHIC]



Senior Floating Rate Fund

                        Table of Contents

          SHAREHOLDERS' LETTER...................................  1
          STATEMENT OF ASSETS AND LIABILITIES....................  4
          STATEMENT OF OPERATIONS................................  6
          STATEMENT OF CHANGES IN NET ASSETS.....................  7
          STATEMENT OF CASH FLOWS................................  8
          FINANCIAL HIGHLIGHTS...................................  9
          PORTFOLIO OF INVESTMENTS............................... 15
          NOTES TO FINANCIAL STATEMENTS.......................... 22
          REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM 30
          APPROVAL OF ADVISORY AGREEMENTS........................ 31
          DIRECTORS AND OFFICERS INFORMATION..................... 34
          SHAREHOLDER TAX INFORMATION............................ 37
          COMPARISON: FUND VS. INDEX............................. 38
          SPECIAL MEETING OF SHAREHOLDERS........................ 41

        December 31, 2006                                          ANNUAL REPORT


        Shareholders' Letter

Dear Shareholder,

   We are pleased to present you with the annual report for the SunAmerica Senior Floating Rate Fund for the period ending December 31, 2006.

   During the period, the Fund benefited from strong economic and credit fundamentals and continued strong demand for bank loans. In addition, the Fund benefited from the continuation of the Federal Reserve's interest-rate tightening policy. During the period, the 3-month London Interbank Offer Rate (LIBOR), the reference rate used for most loans, increased from 4.54% to 5.36% by the end of the year.

   The Fund continues to emphasize strong credit analysis, which plays an important role in identifying loans that offer solid return/risk characteristics.

   On the following pages, you will find the financial statements and portfolio information for the Fund for the period ended December 31, 2006. You will also find a detailed commentary offering specific insight into the challenges and opportunities the Fund faced in 2006.

   We thank you for your continued investment in the SunAmerica Senior Floating Rate Fund. If you have any questions or require additional information on this Fund or other AIG SunAmerica mutual funds, we invite you to visit www.sunamericafunds.com or call our Shareholder Services Department at 1-800-858-8850 x6010.

Sincerely,

/s/ Peter A. Harbeck
Peter A. Harbeck
President and CEO
AIG SunAmerica Asset Management Corp.


--------
Past performance is no guarantee of future results.

The Fund is not a money market fund and its net asset value may fluctuate. Investments in loans involve certain risks including nonpayment of principal and interest; collateral impairment; non-diversification and borrower industry concentration; and lack of full liquidity, which may impair the Fund's ability to obtain full value for loans sold. The Fund may invest all or substantially all of its assets in loans or other securities that are rated below investment grade or in comparable unrated securities. Credit risks include the possibility of a default on the loan or bankruptcy of the borrower. The value of these loans is subject to a greater degree of volatility in response to interest-rate fluctuations.

        SunAmerica Senior Floating Rate Fund, Inc.
        EXPENSE EXAMPLE -- December 31, 2006 -- (unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of the SunAmerica Senior Floating Rate Fund, Inc. (the "Fund"), you may incur two types of costs: (1) transaction costs, including sales charges on purchase payments and contingent deferred sales charges and
(2) ongoing costs, including management fees, distribution and service fees, and other Fund expenses. This Example set forth below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at July 1, 2006 and held until December 31, 2006.

Actual Expenses

The "Actual" section of the table provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended December 31, 2006" to estimate the expenses you paid on your account during this period. The "Expenses Paid During the Six Months Ended December 31, 2006" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Fund's prospectus and/or your retirement plan documents for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended December 31, 2006" column would have been higher and the "Ending Account Value" would have been lower.

Hypothetical Example for Comparison Purposes

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The "Expenses Paid During the Six Months Ended December 31, 2006" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Fund's prospectus and/or your retirement plan document for full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended December 31, 2006" column would have been higher and the "Ending Account Value" would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including sales charges on purchase payments, contingent deferred sales charges and administrative fees, if applicable to your account. Please refer to the Fund's prospectus and/or qualified retirement plan document for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs and other fees were included, your costs would have been higher.

        SunAmerica Senior Floating Rate Fund
        EXPENSE EXAMPLE -- December 31, 2006 -- (unaudited) (continued)

                                                 Actual                                            Hypothetical
                          ---------------------------------------------------- ---------------------------------
                                               Ending                                           Ending Account
                                            Account Value     Expenses Paid                       Value using
                             Beginning      Using Actual        During the        Beginning    a Hypothetical 5%
                           Account Value     Returns at      Six Months Ended   Account Value  Assumed Return at
                          at July 1, 2006 December 31, 2006 December 31, 2006* at July 1, 2006 December 31, 2006
                          --------------- ----------------- ------------------ --------------- -----------------
Senior Floating Rate Fund
   Class A#+.............    $1,000.00        $1,017.49           $3.53           $1,000.00        $1,017.90
   Class B#..............    $1,000.00        $1,034.52           $8.97           $1,000.00        $1,016.38
   Class C#..............    $1,000.00        $1,034.52           $8.97           $1,000.00        $1,016.38
   Class D#..............    $1,000.00        $1,037.12           $6.42           $1,000.00        $1,018.90
   Class Q#+.............    $1,000.00        $1,036.08           $7.44           $1,000.00        $1,017.90

                          -------------------
                                               Expense
                            Expenses Paid       Ratio
                              During the        as of
                           Six Months Ended  December 31,
                          December 31, 2006*    2006*
                          ------------------ ------------
Senior Floating Rate Fund
   Class A#+.............       $7.38            1.45%
   Class B#..............       $8.89            1.75%
   Class C#..............       $8.89            1.75%
   Class D#..............       $6.36            1.25%
   Class Q#+.............       $7.38            1.45%

--------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184 days divided by 365 days except for Class A shares "Actual Return" information which was multiplied by 88 days divided by 365 days. These ratios do not reflect transaction costs, including sales charges on purchase payments, contingent deferred sales charges and administrative fees, if applicable to your account. Please refer to your Prospectus and/or your qualified retirement plan document for more information.
# During the stated period, the investment adviser and distributor either waived a portion of or all of the fees and assumed a portion of or all expenses for the Funds. As a result, if these fees and expenses had not been waived, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Six Months Ended December 31, 2006" and the "Expense Ratios" would have been higher.
+ Effective October 4, 2006, Class A shares were redesignated to Class Q shares and a new class of shares designated as Class A commenced offering.

        SunAmerica Senior Floating Rate Fund, Inc.
        STATEMENT OF ASSETS AND LIABILITIES -- December 31, 2006


ASSETS:
Long-term investment securities, at value (unaffiliated)*......... $222,025,421
Short-term investment securities, at value (unaffiliated)*........   13,083,087
                                                                   ------------
  Total investments...............................................  235,108,508
Receivable for:
  Fund shares sold................................................    2,310,432
  Dividends and interest..........................................    2,855,767
  Investments sold................................................    4,127,482
Prepaid expenses and other assets.................................       45,526
Due from investment adviser for expense reimbursements/fee waivers      121,712
Due from distributor for fee waivers..............................       44,079
                                                                   ------------
  Total assets....................................................  244,613,506
                                                                   ------------
LIABILITIES:
Payable for:
  Fund shares redeemed............................................      923,655
  Investments purchased...........................................    9,009,375
  Investment advisory and management fees.........................      163,997
  Distribution and service maintenance fees.......................      130,548
  Administration fees.............................................       77,175
  Transfer agent fees and expenses................................       63,497
  Directors' fees and expenses....................................       21,716
  Other accrued expenses..........................................      188,395
Dividends payable.................................................      434,206
Commitments ( Note 11)............................................           --
                                                                   ------------
  Total liabilities...............................................   11,012,564
                                                                   ------------
   Net assets..................................................... $233,600,942
                                                                   ============
NET ASSETS REPRESENTED BY:
Common stock, $.01 par value...................................... $    248,494
Additional paid-in capital........................................  261,487,350
                                                                   ------------
                                                                    261,735,844
Accumulated undistributed net investment income (loss)............      (39,569)
Accumulated undistributed net realized gain (loss) on investments.  (27,392,370)
Unrealized appreciation (depreciation) on investments.............     (702,963)
                                                                   ------------
  Net assets...................................................... $233,600,942
                                                                   ============

        *COST
          Long-term investment securities (unaffiliated).. $222,728,384
                                                           ============
          Short-term investment securities (unaffiliated). $ 13,083,087
                                                           ============

See Notes to Financial Statements

        SunAmerica Senior Floating Rate Fund, Inc.
        STATEMENT OF ASSETS AND LIABILITIES -- December 31, 2006 -- (continued)


   Class A+:
   Net assets................................................... $ 14,165,352
   Shares outstanding...........................................    1,506,712
   Net asset value and redemption price per share............... $       9.40
   Maximum sales charge (3.75% of offering price)...............         0.37
                                                                 ------------
   Maximum offering price to public............................. $       9.77
                                                                 ============
   Class B:
   Net assets................................................... $ 25,885,345
   Shares outstanding...........................................    2,753,507
   Net asset value, offering and redemption price per share
    (excluding any applicable contingent deferred sales charges) $       9.40
                                                                 ============
   Class C:
   Net assets................................................... $176,742,888
   Shares outstanding...........................................   18,801,044
   Net asset value, offering and redemption price per share
    (excluding any applicable contingent deferred sales charges) $       9.40
                                                                 ============
   Class D:
   Net assets................................................... $ 16,033,887
   Shares outstanding...........................................    1,705,851
   Net asset value, offering and redemption price per share..... $       9.40
                                                                 ============
   Class Q+:
   Net assets................................................... $    773,470
   Shares outstanding...........................................       82,264
   Net asset value, offering and redemption price per share..... $       9.40
                                                                 ============

--------
+ Effective October 4, 2006, Class A shares were redesignated to Class Q shares and a new class of shares designated as Class A commenced offering.

See Notes to Financial Statements

        SunAmerica Senior Floating Rate Fund, Inc.
        STATEMENT OF OPERATIONS -- For the year ended December 31, 2006

INVESTMENT INCOME:
Interest (unaffiliated)........................................................... $16,066,776
Dividends (unaffiliated)..........................................................     270,649
Facility and other fee income (Note 2)............................................     534,967
                                                                                   -----------
   Total investment income........................................................  16,872,392
                                                                                   -----------
EXPENSES:
Investment advisory and management fees...........................................   1,792,003
Administration fees...............................................................     843,296
Distribution and service maintenance fees:
  Class A+........................................................................       4,707
  Class B.........................................................................     192,695
  Class C.........................................................................   1,220,153
  Class Q+........................................................................       1,090
Transfer agent fees and expenses:
  Class A+........................................................................       7,377
  Class B.........................................................................      31,527
  Class C.........................................................................     152,854
  Class D.........................................................................      16,745
  Class Q+........................................................................       2,680
Registration fees:
  Class A+........................................................................      11,143
  Class B.........................................................................      10,666
  Class C.........................................................................      24,831
  Class D.........................................................................      20,143
  Class Q+........................................................................       7,231
Accounting service fees...........................................................      63,218
Custodian and accounting fees.....................................................      90,855
Reports to shareholders...........................................................     176,753
Audit and tax fees................................................................      97,171
Legal fees........................................................................      43,072
Directors' fees and expenses......................................................      49,873
Interest expense..................................................................       4,107
Other expenses....................................................................      72,287
                                                                                   -----------
   Total expenses before fee waivers, expense reimbursements and custody credits..   4,936,477
   Fees waived and expenses reimbursed by investment adviser and distributor......  (1,355,223)
   Custody credits earned on cash balances........................................        (496)
                                                                                   -----------
   Net expenses...................................................................   3,580,758
                                                                                   -----------
Net investment income (loss)......................................................  13,291,634
                                                                                   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments (unaffiliated)............................     305,142
Change in unrealized appreciation (depreciation) on investments (unaffiliated)....     (23,250)
                                                                                   -----------
Net realized and unrealized gain (loss) on investments............................     281,892
                                                                                   -----------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....................... $13,573,526
                                                                                   ===========

--------
+ Effective October 4, 2006, Class A shares were redesignated to Class Q shares and a new class of shares designated as Class A commenced offering.

See Notes to Financial Statements

        SunAmerica Senior Floating Rate Fund, Inc.
        STATEMENT OF CHANGES IN NET ASSETS

                                                                                           For the       For the
                                                                                          year ended    year ended
                                                                                         December 31,  December 31,
                                                                                             2006          2005
                                                                                         ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income (loss).......................................................... $ 13,291,634  $  9,753,762
  Net realized gain (loss) on investments (unaffiliated)................................      305,142        14,295
  Net unrealized gain (loss) on investments (unaffiliated)..............................      (23,250)     (618,514)
                                                                                         ------------  ------------
Increase (decrease) in net assets resulting from operations.............................   13,573,526     9,149,543
                                                                                         ------------  ------------

Distributions To Shareholders From:
  Net investment income (Class A)#......................................................      (91,162)           --
  Net investment income (Class B).......................................................   (1,606,103)   (1,163,563)
  Net investment income (Class C).......................................................  (10,179,734)   (7,353,487)
  Net investment income (Class D).......................................................   (1,385,857)   (1,212,647)
  Net investment income (Class Q)#......................................................      (28,646)      (16,613)
                                                                                         ------------  ------------
Total distributions to shareholders.....................................................  (13,291,502)   (9,746,310)
                                                                                         ------------  ------------
Net increase (decrease) in net assets resulting from capital share transactions (Note 3)   30,005,042   (26,056,887)
                                                                                         ------------  ------------
Total increase (decrease) in net assets.................................................   30,287,066   (26,653,654)
                                                                                         ============  ============
NET ASSETS:
Beginning of period.....................................................................  203,313,876   229,967,530
                                                                                         ------------  ------------
End of period+..........................................................................  233,600,942   203,313,876
                                                                                         ============  ============

--------
+ Includes accumulated undistributed net investment income (loss)....................... $    (39,569) $    (39,701)
                                                                                         ============  ============

# Effective October 4, 2006, Class A shares were redesignated to Class Q shares and a new class of shares designated as Class A commenced offering.

See Notes to Financial Statements

        SunAmerica Senior Floating Rate Fund, Inc.
        STATEMENT OF CASH FLOWS -- For the year ended December 31, 2006

INCREASE (DECREASE) IN CASH
Cash flows from operating activities:
Net increase in net assets from operations................................................................... $  13,573,526

Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
  Purchase of loans..........................................................................................  (145,632,830)
  Proceed from loans sold....................................................................................    52,003,807
  Loan principal paydowns....................................................................................    74,952,895
  Net purchases of short-term securities.....................................................................    (3,268,282)
  Accretion of facility fee income...........................................................................       (54,390)
  Increase in receivable for dividends and interest..........................................................      (958,163)
  Increase in receivable for investments sold................................................................    (3,369,184)
  Increase in amount due from investment adviser for expense reimbursements/fee waivers......................       (37,195)
  Increase in amount due from distributor for fee waivers....................................................        (5,393)
  Increase in prepaid expenses and other assets..............................................................       (20,210)
  Increase in payable for investments purchased..............................................................     2,291,736
  Increase in payable for investment advisory and management fees............................................        14,840
  Increase in payable for distribution and maintenance fees..................................................        14,382
  Increase in payable for administration fees................................................................         6,984
  Increase in other accrued expenses.........................................................................       139,021
  Unrealized depreciation on investments.....................................................................        23,250
  Net realized gain from investments.........................................................................      (305,142)
                                                                                                              -------------
Net cash used in operating activities........................................................................ $ (10,630,348)
                                                                                                              -------------
Cash flows from financing activities:
Proceeds from shares sold....................................................................................    88,565,848
Payment on shares redeemed...................................................................................   (73,303,354)
Cash dividends paid..........................................................................................    (4,621,965)
Decrease in due to custodian.................................................................................       (10,181)
                                                                                                              -------------
Net cash provided by financing activities.................................................................... $  10,630,348
                                                                                                              -------------
Net increase in cash.........................................................................................            --
Cash balance at beginning of period..........................................................................            --
                                                                                                              -------------
Cash balance at end of period................................................................................ $          --
                                                                                                              =============

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $8,560,999.

See Notes to Financial Statements

        SunAmerica Senior Floating Rate Fund, Inc.
        FINANCIAL HIGHLIGHTS


                                                                                 Class A+
                                                                                -----------
                                                                                  For the
                                                                                period from
                                                                                 10/04/06*
                                                                                  through
                                                                                 12/31/06
                                                                                -----------
Net Asset Value, Beginning of Period...........................................   $  9.39
Investment Operations:
Net investment income (loss)@..................................................      0.38
Net realized and unrealized gain (loss) on investments.........................     (0.22)
                                                                                  -------
  Total from investment operations.............................................      0.16
                                                                                  -------
Distributions:
Dividends from net investment income...........................................     (0.15)
                                                                                  -------
Net Asset Value, End of Period.................................................   $  9.40
                                                                                  -------
Total Return(1)................................................................      1.75%
Ratios/Supplemental Data
Net assets, end of period ($000's).............................................   $14,165
Ratio of net expenses to average net assets....................................      1.45%#
Ratio of net investment income to average net assets...........................      6.78%#
Portfolio turnover rate........................................................        61%
Expense ratio before waiver of fees and reimbursement of expenses..............      3.26%#
Net investment income ratio before waiver of fees and reimbursement of expenses      4.97%#

--------
+ Effective October 4, 2006, Class A shares were redesignated to Class Q shares and a new class of shares designated as Class A commenced offering.
*  Inception date of class
@  Calculated based upon average shares outstanding.
#  Annualized
(1)Total return is not annualized and does not reflect sales load but does include expense reimbursements.

See Notes to Financial Statements

        SunAmerica Senior Floating Rate Fund, Inc.
        FINANCIAL HIGHLIGHTS -- (continued)

                                                           Class B
                                         -------------------------------------------
                                           Year     Year     Year     Year     Year
                                          ended    ended    ended    ended    ended
                                         12/31/06 12/31/05 12/31/04 12/31/03 12/31/02
                                         -------- -------- -------- -------- --------
Net Asset Value, Beginning of Period.... $  9.39  $  9.41  $  9.33  $  8.78  $  9.03
Investment Operations:
Net investment income (loss)@...........    0.59     0.41     0.29     0.40     0.40
Net realized and unrealized gain (loss)
 on investments.........................    0.01    (0.02)    0.08     0.54    (0.26)
                                         -------  -------  -------  -------  -------
 Total from investment operations.......    0.60     0.39     0.37     0.94     0.14
                                         -------  -------  -------  -------  -------
Distributions:
Dividends from net investment income....   (0.59)   (0.41)   (0.29)   (0.39)   (0.39)
                                         -------  -------  -------  -------  -------
Net Asset Value, End of Period.......... $  9.40  $  9.39  $  9.41  $  9.33  $  8.78
                                         -------  -------  -------  -------  -------
Total Return(1).........................    6.55%    4.24%    3.97%   10.95%    1.54%
Ratios/Supplemental Data
Net assets, end of period ($000's)...... $25,885  $25,181  $27,530  $26,565  $31,906
Ratio of net expenses to average net
 assets.................................    1.75%    1.75%    1.75%    1.54%    1.45%
Ratio of net investment income to
 average net assets.....................    6.25%    4.36%    3.04%    4.35%    4.42%
Portfolio turnover rate.................      61%      57%      24%      75%     112%
Expense ratio before waiver of fees and
 reimbursement of expenses..............    2.45%    2.38%    2.38%    2.57%    2.51%
Net investment income ratio before
 waiver of fees and reimbursement of
 expenses...............................    5.55%    3.73%    2.41%    3.33%    3.36%

--------
@  Calculated based upon average shares outstanding.
(1)Total return is not annualized and does not reflect sales load but does include expense reimbursements.

See Notes to Financial Statements

        SunAmerica Senior Floating Rate Fund, Inc.
        FINANCIAL HIGHLIGHTS -- (continued)

                                                             Class C
                                         -----------------------------------------------
                                           Year      Year      Year      Year      Year
                                          ended     ended     ended     ended     ended
                                         12/31/06  12/31/05  12/31/04  12/31/03  12/31/02
                                         --------  --------  --------  --------  --------
Net Asset Value, Beginning of Period.... $   9.39  $   9.41  $   9.33  $   8.78  $  9.03
Investment Operations:
Net investment income (loss)@...........     0.59      0.42      0.28      0.38     0.40
Net realized and unrealized gain (loss)
 on investments.........................     0.01     (0.03)     0.09      0.56    (0.27)
                                         --------  --------  --------  --------  -------
 Total from investment operations.......     0.60      0.39      0.37      0.94     0.13
                                         --------  --------  --------  --------  -------
Distributions:
Dividends from net investment income....    (0.59)    (0.41)    (0.29)    (0.39)   (0.38)
                                         --------  --------  --------  --------  -------
Net Asset Value, End of Period.......... $   9.40  $   9.39  $   9.41  $   9.33  $  8.78
                                         --------  --------  --------  --------  -------
Total Return(1).........................     6.54%     4.24%     3.97%    10.92%    1.47%
Ratios/Supplemental Data
Net assets, end of period ($000's)...... $176,743  $154,584  $174,583  $103,726  $86,101
Ratio of net expenses to average net
 assets.................................     1.75%     1.75%     1.75%     1.59%    1.50%
Ratio of net investment income to
 average net assets.....................     6.26%     4.36%     3.06%     4.22%    4.33%
Portfolio turnover rate.................       61%       57%       24%       75%     112%
Expense ratio before waiver of fees and
 reimbursement of expenses..............     2.39%     2.32%     2.35%     2.51%    2.48%
Net investment income ratio before
 waiver of fees and reimbursement of
 expenses...............................     5.62%     3.79%     2.46%     3.31%    3.36%

--------
@  Calculated based upon average shares outstanding.
(1)Total return is not annualized and does not reflect sales load but does include expense reimbursements.

See Notes to Financial Statements

        SunAmerica Senior Floating Rate Fund, Inc.
        FINANCIAL HIGHLIGHTS -- (continued)

                                                           Class D
                                         -------------------------------------------
                                           Year     Year     Year     Year     Year
                                          ended    ended    ended    ended    ended
                                         12/31/06 12/31/05 12/31/04 12/31/03 12/31/02
                                         -------- -------- -------- -------- --------
Net Asset Value, Beginning of Period.... $  9.39  $  9.41  $  9.33  $  8.78  $  9.03
Investment Operations:
Net investment income (loss)@...........    0.66     0.47     0.33     0.43     0.43
Net realized and unrealized gain (loss)
 on investments.........................   (0.01)   (0.03)    0.08     0.54    (0.27)
                                         -------  -------  -------  -------  -------
 Total from investment operations.......    0.65     0.44     0.41     0.97     0.16
                                         -------  -------  -------  -------  -------
Distributions:
Dividends from net investment income....   (0.64)   (0.46)   (0.33)   (0.42)   (0.41)
                                         -------  -------  -------  -------  -------
Net Asset Value, End of Period.......... $  9.40  $  9.39  $  9.41  $  9.33  $  8.78
                                         -------  -------  -------  -------  -------
Total Return(1).........................    7.08%    4.76%    4.49%   11.28%    1.72%
Ratios/Supplemental Data
Net assets, end of period ($000's)...... $16,034  $23,148  $27,630  $13,369  $15,037
Ratio of net expenses to average net
 assets.................................    1.25%    1.25%    1.25%    1.25%    1.25%
Ratio of net investment income to
 average net assets.....................    6.71%    4.86%    3.60%    4.63%    4.58%
Portfolio turnover rate.................      61%      57%      24%      75%     112%
Expense ratio before waiver of fees and
 reimbursement of expenses..............    1.72%    1.60%    1.62%    1.86%    1.77%
Net investment income ratio before
 waiver of fees and reimbursement of
 expenses...............................    6.24%    4.51%    3.23%    4.02%    4.06%

--------
@  Calculated based upon average shares outstanding.
(1)Total return is not annualized and does not reflect sales load but does include expense reimbursements.

See Notes to Financial Statements

        SunAmerica Senior Floating Rate Fund, Inc.
        FINANCIAL HIGHLIGHTS -- (continued)


                                                                                         Class Q(2)
                                                                                --------------------------
                                                                                                    For the
                                                                                                  period from
                                                                                  Year     Year    4/28/04*
                                                                                 ended    ended     through
                                                                                12/31/06 12/31/05  12/31/04
                                                                                -------- -------- -----------
Net Asset Value, Beginning of Period...........................................  $ 9.39   $ 9.41    $ 9.42
Investment Operations:
Net investment income (loss)@..................................................    0.59     0.43      0.22
Net realized and unrealized gain (loss) on investments.........................    0.04    (0.01)    (0.01)
                                                                                 ------   ------    ------
  Total from investment operations.............................................    0.63     0.42      0.21
                                                                                 ------   ------    ------
Distributions:
Dividends from net investment income...........................................   (0.62)   (0.44)    (0.22)
                                                                                 ------   ------    ------
Net Asset Value, End of Period.................................................    9.40   $ 9.39    $ 9.41
                                                                                 ------   ------    ------
Total Return(1)................................................................    6.86%    4.55%     2.22%
Ratios/Supplemental Data
Net assets, end of period ($000's).............................................  $  773   $  401    $  224
Ratio of net expenses to average net assets....................................    1.45%    1.45%     1.45%#
Ratio of net investment income to average net assets...........................    6.57%    4.74%     3.44%#
Portfolio turnover rate........................................................      61%      57%       24%
Expense ratio before waiver of fees and reimbursement of expenses..............    4.06%    4.32%     9.31%#
Net investment income ratio before waiver of fees and reimbursement of expenses    3.97%    1.87%    (4.42)%#

--------
*  Inception date of class
@  Calculated based upon average shares outstanding.
#  Annualized
(1)Total return is not annualized and does not reflect sales load but does include expense reimbursements.
(2)Effective October 4, 2006, Class A shares were redesignated to Class Q shares and a new class of shares designated as Class A commenced offering.

See Notes to Financial Statements

        SunAmerica Senior Floating Rate Fund, Inc.
        PORTFOLIO PROFILE -- December 31, 2006 -- (unaudited)

Industry Allocation*
Broadcasting & Entertainment . . . . . . . . . . . . . . . . . ..................  16.8%
Healthcare, Education and Childcare . . . . . . . . . . . . . ...................   7.3
Electronics . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .....   6.4
Leisure, Amusement, Entertainment . . . . . . . . . . . . . .....................   6.1
Chemicals, Plastics and Rubber . . . . . . . . . . . . . . . . ..................   5.9
Registered Investment Companies . . . . . . . . . . . . . . .....................   5.6
Telecommunications . . . . . . . . . . . . . . . . . . . . . . . . . ............   5.3
Retail Stores . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .....   4.8
Printing and Publishing . . . . . . . . . . . . . . . . . . . . . . . ...........   4.3
Oil and Gas . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .....   3.6
Buildings & Real Estate . . . . . . . . . . . . . . . . . . . . . . . ...........   3.4
Utilities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   3.3
Containers, Packaging and Glass . . . . . . . . . . . . . . . ...................   3.2
Diversified/Conglomerate Manufacturing . . . . . . . . . ........................   3.2
Automobile . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ......   2.8
Hotels, Motels, Inns and Gaming . . . . . . . . . . . . . . . ...................   2.5
Finance . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ...   2.2
Personal Transportation . . . . . . . . . . . . . . . . . . . . . . .............   2.2
Diversified/Conglomerate Service . . . . . . . . . . . . . . . ..................   2.0
Beverage, Food & Tobacco . . . . . . . . . . . . . . . . . . . . ................   1.7
Home and Office Furnishings, Housewares and Durables.............................   1.4
Ecological . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ....   1.3
Personal, Goods and Misc. Services . . . . . . . . . . . . . ....................   1.3
Personal and Nondurable Consumer Products . . . . . .............................   1.1
Aerospace/Defense . . . . . . . . . . . . . . . . . . . . . . . . . . ...........   0.7
Machinery........................................................................   0.7
Mining, Steel, Iron and Nonprecious Metals . . . . . . . ........................   0.7
Textiles and Leather . . . . . . . . . . . . . . . . . . . . . . . . . ..........   0.5
Cargo Transport . . . . . . . . . . . . . . . . . . . . . . . . . . . . .........   0.2
Farming and Agriculture . . . . . . . . . . . . . . . . . . . . . . .............   0.1
                                                                                  -----
                                                                                  100.6%
                                                                                  =====


                            Credit Quality+#
                            BBB-............   0.9
                            BB+.............   2.7
                            BB..............   9.4
                            BB-.............  18.8
                            B+..............  25.2
                            B...............  21.8
                            B-..............   8.0
                            CCC+............   3.4
                            CCC.............   1.1
                            CCC-............   0.5
                            Not Rated@......   8.2
                                             -----
                                             100.0%
                                             =====

--------
*  Calculated as a percentage of Net Assets.
@ Represents debt issues that either have no rating, or the rating is unavailable from the data source.
+  Source: Standard and Poors
# Calculated as a percentage of total debt issues, excluding short-term securities.

        SunAmerica Senior Floating Rate Fund, Inc.
        PORTFOLIO OF INVESTMENTS -- December 31, 2006

                                                              Ratings/(1)/
                                                              ------------
                                                                            Interest   Maturity  Principal    Value
           Industry Description                   Type        Moody's S&P     Rate     Date/(2)/  Amount     (Note 2)
-----------------------------------------------------------------------------------------------------------------------
LOANS(3)(4) -- 93.6%
Aerospace/Defense -- 0.7%
  Axle Tech International.................. 1st Lien            B2     B+     7.62%    10/21/12  $  239,286 $   240,481
  SI International, Inc.................... BTL                 B1     B+   7.35-7.46  02/09/11     720,161     721,060
  Wesco International...................... 2nd Lien            B2     B-     11.13    03/28/14     500,000     512,083
                                                                                                            -----------
                                                                                                              1,473,624
                                                                                                            -----------
Automobile -- 2.8%
  FleetPride Corp.......................... BTL-B               B3     B+     8.59     06/06/13     248,438     249,523
  Goodyear Tire & Rubber Co................ 2nd Lien            B1     B+     8.14     04/30/10   2,000,000   2,027,083
  Key Plastics LLC......................... BTL-B               B1     B+   8.85-8.87  06/29/10   1,207,459   1,218,024
  Navistar International Corp.............. BTL                 B1    BB-  10.35-10.37 02/22/09   1,733,333   1,759,603
  Ozburn-Hessey Holding Co. LLC............ BTL                 B3     B    8.62-8.79  08/10/12     519,120     519,768
  United Components, Inc................... BTL-C               B3    BB-     8.38     06/30/10     580,859     583,763
                                                                                                            -----------
                                                                                                              6,357,764
                                                                                                            -----------
Beverage, Food & Tobacco -- 1.7%
  Best Brands Corp......................... BTL-C              Caa1   CCC+    11.82    06/12/13   1,500,000   1,500,000
  Dole Food Co., Inc....................... BTL                 B1     B+   7.44-9.25  04/12/13     207,733     206,477
  Dole Food Co., Inc....................... Tranche C           B1     B+   7.44-9.25  04/12/13     692,442     688,258
  Dole Food Co., Inc....................... LOC                 B1     B+     5.24     04/12/13      93,023      92,461
  Fresh Start Bakeries, Inc................ 2nd Lien           Caa1   CCC+    11.13    03/29/14     250,000     251,406
  Leiner Health Products Group, Inc........ BTL-B               B2     B-     8.88     05/27/11     493,671     496,550
  Pierre Foods, Inc........................ BTL-B               B1     B+     7.61     06/30/10     715,121     718,474
                                                                                                            -----------
                                                                                                              3,953,626
                                                                                                            -----------
Broadcasting & Entertainment -- 16.4%
  Century -- TCI California LP(5).......... Revolver            NR     NR     8.25     12/31/07      10,000       9,894
  Century Cable Holdings LLC(5)............ Discretionary BTL   NR     NR     10.25    12/31/09   2,500,000   2,438,020
  Cequel Communications LLC................ 1st Lien            B2     B+     7.62     11/05/13   3,000,000   3,006,093
  Cequel Communications LLC................ 2nd Lien            B2     B-     9.87     05/05/14   1,000,000   1,003,542
  Charter Communications Operating LLC..... BTL                Caa1    B      8.01     04/28/13   4,000,000   4,030,748
  CSC Holdings, Inc........................ BTL                 B1     BB   7.11-7.13  03/29/13   2,490,000   2,493,581
  Haights Cross Operating Co............... BTL                 B1     B-     9.88     08/20/08   1,448,825   1,456,069
  Hilton Head Communications LP(5)(10)..... BTL                 NR     NR     9.50     09/30/08   1,000,000     974,792
  HIT Entertainment, Ltd................... 2nd Lien            B1    CCC+    10.86    02/26/13   1,000,000   1,012,813
  HIT Entertainment, Ltd................... BTL                 B1     B      7.60     03/20/12     495,000     498,867
  Insight Midwest Holdings LLC............. BTL-B              Ba3    BB-     7.61     04/06/14   3,000,000   3,022,500
  Intelstat Zeus, Ltd...................... BTL                Ba2    BB+     7.62     07/13/13     985,000     993,373
  Liberty Cablevision of Puerto Rico, Ltd.. BTL                 NR     NR     7.62     03/01/13   1,488,750   1,496,660
  Mission Broadcasting, Inc................ BTL-B               B2     B+     7.11     08/14/12   1,200,995   1,197,992
  Nexstar Broadcasting, Inc................ BTL-B               B2     B      7.11     08/14/12   1,138,046   1,135,201
  NextMedia Operating...................... 2nd Lien            B2    CCC+    9.85     11/15/13     500,000     503,542
  PANAMSAT Corp............................ BTL-A               B2     BB     7.50     07/03/12     136,166     136,883
  PANAMSAT Corp............................ BTL-B2              B2     BB     7.87     08/20/11   4,296,334   4,344,965
  Panavision, Inc.......................... 2nd Lien            B2    CCC     12.38    03/30/12     500,000     508,438
  Persona Communication, Inc.(11).......... 1st Lien           Ba3     B+     8.12     10/12/13     154,250     155,214
  Persona Communication, Inc.(11).......... 2nd Lien           Caa1   CCC     11.37    10/12/13   1,000,000   1,006,250
  Radio Systems Corp....................... BTL-B               B1     B    8.10-9.50  10/05/13     500,000     502,500
  Spanish Broadcasting Systems, Inc........ 1st Lien            B1     B+     7.12     06/10/12     982,500     982,090
  UPC Financing Partnership................ BTL-J2              B1     B      7.64     04/01/13   1,000,000   1,002,125
  UPC Financing Partnership................ BTL-K2              B1     B      7.64     12/31/13   1,000,000   1,002,125
  WideOpenWest Finance LLC................. 2nd Lien            B2     B      10.37    05/01/14     500,000     505,563
  WideOpenWest Finance LLC................. BTL-B               B2     B      7.62     05/01/13   1,000,000   1,003,304
  Yell Group, Ltd.......................... BTL-B              Ba3    BB-     7.35     08/10/13   1,000,000   1,007,444
  Young Broadcasting, Inc.................. BTL                 B3     B-   7.88-7.94  11/03/12     985,000     984,231
                                                                                                            -----------
                                                                                                             38,414,819
                                                                                                            -----------

        SunAmerica Senior Floating Rate Fund, Inc.
        PORTFOLIO OF INVESTMENTS -- December 31, 2006 -- (continued)

                                                         Ratings/(1)/
                                                         ------------
                                                                        Interest   Maturity  Principal    Value
             Industry Description                Type    Moody's S&P      Rate     Date/(2)/  Amount     (Note 2)
-------------------------------------------------------------------------------------------------------------------
Buildings & Real Estate -- 3.4%
  Atrium Cos., Inc............................ BTL         B1     B   8.12%-10.00% 05/31/12  $  444,176 $   438,624
  Masonite International Corp................. BTL         B2    BB-   7.36-7.38   04/05/13   1,476,236   1,449,537
  Masonite International Corp................. CND TL      B2    BB-   7.36-7.38   04/05/13   1,473,726   1,447,072
  North Las Vegas............................. 1st Lien    B2     BB      8.11     05/09/11     290,911     290,911
  North Las Vegas............................. 2nd Lien    B2     B      12.36     05/09/12     250,000     247,500
  Palmdale Hills Property LLC................. 1st Lien    B2     B+      8.38     05/19/10     985,000     970,225
  Palmdale Hills Property LLC................. 2nd Lien    B2    CCC+    12.88     05/19/11   1,000,000     960,000
  PGT Industries, Inc......................... 1st Lien    B2     B+      8.38     02/14/12     605,442     605,442
  Rhodes Homes................................ 1st Lien    B1    BB-      8.61     11/21/10     218,750     214,922
  TCO Funding Corp............................ BTL         B2     B-      8.13     10/31/12     990,009     994,959
  Yellowstone Mountain Club................... 2nd Lien    B1     B+      7.73     09/30/10     233,467     232,105
                                                                                                        -----------
                                                                                                          7,851,297
                                                                                                        -----------
Cargo Transport -- 0.2%
  Hertz Corp.................................. BTL         Ba3    BB   7.35-7.37   12/21/12     496,259     500,195
                                                                                                        -----------
Chemicals, Plastics & Rubber -- 5.9%
  Basell Finance Co........................... BTL-B2      Ba3    B+      7.60     09/07/13     104,167     105,469
  Basell Finance Co........................... BTL-B4      Ba3    B+      7.60     09/07/13      20,833      21,094
  Basell Finance Co........................... BTL-C2      Ba3    B+      8.35     09/07/14     104,167     105,469
  Basell Finance Co........................... BTL-C4      Ba3    B+      8.35     09/07/14      20,833      21,094
  Brenntag Holdings........................... BTL-B2      B2     B       8.08     01/20/14     200,909     203,044
  Brenntag Holdings........................... BTL         B2     B       8.08     01/20/14      49,091      49,428
  Celanese AG................................. BTL         B1    BB-      7.11     04/06/11   2,413,650   2,423,141
  Hexion Specialty Chemicals, Inc............. BTL-C1      B2     B       7.88     05/05/13     819,485     819,428
  Hexion Specialty Chemicals, Inc............. BTL-C2      B2     B       7.88     05/05/13     177,569     177,557
  Huntsman International LLC.................. BTL-B       B1    BB-      7.10     08/16/12   2,754,672   2,759,647
  Ineos US Finance LLC........................ BTL-B2      Ba3    B+      7.61     12/16/13     742,500     750,776
  Ineos US Finance LLC........................ BTL-C2      Ba3    B+      8.11     12/16/14     742,500     750,776
  Kraton Polymers LLC......................... BTL         B1    BB-      7.38     05/12/13     437,666     439,033
  Momentive Performance....................... BTL-B       B3     B+      7.63     12/04/13   1,000,000   1,002,708
  PQ Corp..................................... BTL         B1     B+      7.37     02/11/12     736,875     740,252
  Rockwood Specialties Group, Inc............. Tranche D   B1     B+      7.38     12/13/13   1,970,000   1,981,574
  Wellman, Inc................................ 2nd Lien    B2     B-     12.12     02/10/10   1,700,000   1,394,000
                                                                                                        -----------
                                                                                                         13,744,490
                                                                                                        -----------
Containers, Packaging & Glass -- 3.2%
  Appleton Papers, Inc........................ BTL         B1    BB-   7.62-7.63   06/11/10     879,899     883,748
  Boise Cascade Corp.......................... BTL-B       Ba3    BB      7.13     10/29/11     711,789     715,615
  Captive Plastics............................ BTL         B2     B-      8.11     08/18/11     463,836     466,735
  Captive Plastics............................ 2nd Lien    B2    CCC     12.63     02/18/12   1,000,000   1,000,000
  Georgia-Pacific Corp........................ 1st Lien    Ba3   BB-   7.35-7.38   12/20/12   1,980,000   1,991,549
  Graham Packaging Co. LP..................... Tranche B   B2     B    7.63-7.88   10/07/12   2,450,000   2,467,500
                                                                                                        -----------
                                                                                                          7,525,147
                                                                                                        -----------
Diversified/Conglomerate Manufacturing -- 3.2%
  Accuride Corp............................... BTL-B       B1     B+      7.38     01/31/12   1,325,909   1,328,810
  Aearo Technologies, Inc..................... 2nd Lien    B2    CCC+    11.86     09/24/13     500,000     507,500
  Aearo Technologies, Inc..................... BTL         B2     B       7.86     03/24/13     992,500   1,001,598
  Bombardier Capital, Inc..................... BTL         B1     B+      7.88     06/26/13   1,000,000   1,000,938
  Enersys, Inc................................ BTL         Ba3    BB   7.37-7.59   03/17/11     585,000     588,656
  Maxim Crane Works LP........................ BTL         B1    BB-   7.35-9.25   01/25/10     316,458     317,645
  National Distributing@...................... BTL         B2     B-     11.85     06/22/10     880,000     882,200
  Oshkosh Truck Corp.......................... BTL-B       Ba2    BB      7.35     12/06/13   1,000,000   1,002,031
  Polypore, Inc............................... BTL         B3     B       8.35     11/12/11     946,122     953,217
                                                                                                        -----------
                                                                                                          7,582,595
                                                                                                        -----------

        SunAmerica Senior Floating Rate Fund, Inc.
        PORTFOLIO OF INVESTMENTS -- December 31, 2006 -- (continued)

                                                          Ratings/(1)/
                                                          ------------
                                                                        Interest   Maturity  Principal    Value
           Industry Description                  Type     Moody's S&P     Rate     Date/(2)/  Amount     (Note 2)
-------------------------------------------------------------------------------------------------------------------
Diversified/Conglomerate Service -- 2.0%
  Billing Services Group.................... 1st Lien       B1     B+     8.13%    05/11/12  $  481,250 $   480,047
  Bridge Information Systems, Inc.+#@(5)(6). BTL-B         Caa1    NR     11.25    05/29/05     417,016          --
  Coinstar, Inc............................. BTL           Ba3    BB-     7.37     07/07/11     794,548     799,514
  NES Rentals Holdings...................... 2nd Lien       B3     B-     12.13    07/20/13   2,500,000   2,522,918
  Nielsen Finance LLC....................... BTL-B          B1     B+     8.13     07/01/13     500,000     504,097
  Protection One, Inc....................... BTL            B2     B+   7.85-7.87  04/18/11     462,968     464,704
                                                                                                        -----------
                                                                                                          4,771,280
                                                                                                        -----------
Ecological -- 1.3%
  Allied Waste North America, Inc........... Tranche A      B2     BB     7.07     01/15/12     757,403     759,967
  Allied Waste North America, Inc........... BTL            B2     BB   7.12-7.21  01/15/12   1,708,366   1,712,714
  Wastequip, Inc............................ 2nd Lien       B2    CCC+    10.85    07/15/12     500,000     505,000
                                                                                                        -----------
                                                                                                          2,977,681
                                                                                                        -----------
Electronics -- 5.5%
  Advanced Micro Devices, Inc............... BTL-B         Ba3    BB-     7.62     12/31/13     886,494     891,924
  Affiliated Computer....................... FSRI          Ba2     B+   7.35-7.37  03/20/13     995,000     998,980
  Aspect Software........................... 1st Lien       B2     B+     8.38     07/11/11     498,750     499,581
  Dealer Computer Services.................. 2nd Lien       B1    BB-     10.85    10/25/13     250,000     253,594
  Dealer Computer Services.................. BTL            B1    BB-     7.85     10/25/12     997,500   1,003,823
  Eastman Kodak Co.......................... BTL-B1         B1     B+     7.60     10/18/12     541,954     544,221
  Epicor Software Corp...................... BTL            B1     B+   7.78-9.15  03/30/12     496,250     498,421
  Infor Global Solutions.................... Delayed Draw   B3     B      9.12     07/28/12     342,000     345,634
  Infor Global Solutions.................... BTL            B3     B      9.12     07/28/12     655,500     662,465
  Sanmina-SCI Corp.......................... BTL           Ba3    BB-     7.94     10/27/13   1,000,000   1,004,000
  Sungard Data Systems, Inc................. BTL-B          B2     B+     7.88     02/11/13   3,940,000   3,982,631
  UGS Corp.................................. BTL            B2     B+     7.13     03/31/12   1,870,720   1,871,109
  Vertafore, Inc............................ 2nd Lien       B2    CCC+ 11.37-11.46 01/31/13     250,000     253,958
                                                                                                        -----------
                                                                                                         12,810,341
                                                                                                        -----------
Farming & Agriculture -- 0.1%
  AGCO Corp................................. BTL           Ba2    BB+     7.12     03/31/08     244,333     245,250
                                                                                                        -----------
Finance -- 2.2%
  Bankruptcy Management Solutions........... 2nd Lien       B2    CCC+    11.60    07/31/13     249,375     253,427
  Check$mart Financial Co................... BTL-B          B3     B    8.12-8.14  05/01/12     496,250     496,560
  iPayment, Inc............................. BTL            B2     B    7.35-7.36  05/10/13     992,500     990,639
  Nasdaq Stock Market, Inc.................. BTL-B         Ba3    BB+   7.10-7.11  04/18/12     486,872     487,115
  Nasdaq Stock Market, Inc.................. BTL-C         Ba3    BB+   7.10-7.11  04/18/12     282,228     282,369
  NPC International, Inc.................... 1st Lien       B3     B      8.35     09/29/13   1,000,000   1,004,375
  NPC International, Inc.................... 2nd Lien       B3    CCC+    11.85    09/29/14     500,000     502,500
  Rental Service Corp....................... BTL-B          B2     B-   8.82-8.87  11/30/13   1,000,000   1,010,469
                                                                                                        -----------
                                                                                                          5,027,454
                                                                                                        -----------

        SunAmerica Senior Floating Rate Fund, Inc.
        PORTFOLIO OF INVESTMENTS -- December 31, 2006 -- (continued)

                                                                      Ratings/(1)/
                                                                      ------------
                                                                                   Interest  Maturity   Principal    Value
                  Industry Description                       Type     Moody's S&P    Rate    Date/(2)/   Amount     (Note 2)
------------------------------------------------------------------------------------------------------------------------------
Healthcare, Education & Childcare -- 7.3%
  Accellent Corp........................................ BTL            B2    BB-    7.37%   11/22/12  $   495,000 $   495,000
  AMR/EmCare Holdings................................... BTL            B1     B+  7.38-7.39 02/10/12      647,063     648,681
  Community Health Systems, Inc......................... BTL            Ba3   BB-    7.12    08/19/11    1,298,853   1,301,592
  Community Health Systems, Inc......................... BTL-B          Ba3   BB-    7.06    02/28/12      997,500     999,604
  ComPsych Investment Corp.............................. BTL-B          B2     NR  8.10-8.12 04/20/12      977,500     982,387
  DaVita, Inc........................................... BTL-B          B1    BB-  7.35-7.69 10/05/12    2,477,500   2,494,533
  Encore Medical Finance LLC............................ BTL            B2     B     7.87    11/03/13      997,500   1,000,773
  Gambro A B............................................ BTL-B2         NR     NR    7.85    12/06/14      500,000     502,813
  Gambro A B............................................ BTL-C2         NR     NR    8.35    12/06/15      500,000     504,688
  HCA, Inc.............................................. BTL-B          B2     BB    8.11    11/18/13    3,000,000   3,036,708
  HealthSouth Corp...................................... BTL-B          B3     B+    8.62    03/10/13      995,000   1,002,946
  Magellan Health Services, Inc......................... BTL            B1     B+    7.11    08/15/08      208,333     208,854
  Magellan Health Services, Inc......................... CLC            B1     B+    5.23    08/15/08      277,778     278,472
  Spectrum Labs......................................... BTL-B          NR     NR    8.61    12/23/11      990,000     985,050
  Team Health, Inc...................................... BTL-B          B2     B+    7.87    11/23/12      247,500     248,583
  Vanguard Health Holding Co. II........................ BTL            B2     B     7.61    09/23/11      980,156     983,219
  Warner Chilcott Corp.................................. BTL            B2     B     7.61    01/18/12      207,792     208,779
  Warner Chilcott Corp.................................. BTL-B          B2     B   7.61-7.62 01/18/12      945,651     951,224
  Warner Chilcott Corp.................................. BTL-C          B2     B     7.61    01/18/12      259,628     261,158
                                                                                                                   -----------
                                                                                                                    17,095,064
                                                                                                                   -----------
Home & Office Furnishings, Housewares & Durables -- 1.4%
  Jarden Corp........................................... BTL            B1     B+    7.36    01/24/12    1,250,937   1,254,260
  Jarden Corp........................................... BTL-B2         B1     B+    7.11    01/24/12      666,278     666,361
  Maax Corp............................................. BTL-B          B2    CCC+   8.88    06/04/11      558,477     555,685
  Simmons Co............................................ BTL-C          B2    BB-  6.88-7.56 12/19/11      843,120     849,180
                                                                                                                   -----------
                                                                                                                     3,325,486
                                                                                                                   -----------
Hotels, Motels, Inns, & Gaming -- 2.5%
  CCM Merger, Inc....................................... BTL-B          B1     B   7.35-7.37 07/13/12      492,502     492,933
  Fairmont Hotels and Resorts........................... BTL-B          NR     NR    8.60    06/15/11      750,327     756,892
  Isle of Capri Casinos, Inc............................ BTL            Ba3   BB-  7.13-7.32 02/04/11      294,000     295,139
  Kulima Resort Co...................................... 2nd Lien       B2    CCC+   11.85   09/30/11      250,000     239,688
  Penn National Gaming, Inc............................. BTL-B          Ba2    BB  7.11-7.15 10/03/12    1,975,000   1,987,344
  Trump Entertainment Resorts Holdings LP(11)........... BTL-B1         B3    BB-    7.87    05/20/12      492,500     496,502
  Venetian Casino Resorts LLC........................... Delayed Draw   Ba3   BB-    7.12    06/15/11      170,940     171,787
  Venetian Casino Resorts LLC........................... BTL-B          Ba3   BB-    7.12    06/15/11      829,060     833,165
  Venetian Macau, Ltd................................... BTL            B1    BB-    8.12    05/26/13      166,667     167,979
  Wembley, Inc.......................................... 1st Lien       B1     B+  7.85-7.95 08/23/11      247,500     250,594
  Wembley, Inc.......................................... 2nd Lien       B1     B     9.70    08/04/11      250,000     253,750
                                                                                                                   -----------
                                                                                                                     5,945,773
                                                                                                                   -----------
Leisure, Amusement, Entertainment -- 6.1%
  24 Hour Fitness Worldwide, Inc........................ BTL-B          B2     B     7.87    06/08/12    1,985,000   2,002,369
  Cedar Fair LP......................................... BTL-B          Ba3   BB-    7.85    08/30/12      995,000   1,006,069
  Fender Musical Instruments Corp....................... 1st Lien       B2     B+    8.13    03/30/12      341,890     344,027
  Hicks Sports Group.................................... BTL-B          NR     NR    7.88    12/22/10    3,000,000   3,000,313
  Metro-Goldwyn-Mayer Studios, Inc...................... BTL-B          Ba2    B+    8.61    04/08/12    2,977,500   2,953,308
  Six Flags Theme Parks, Inc............................ BTL-B1         B3     B-  8.62-8.87 06/30/09      982,368     994,877
  True Temper Sports, Inc............................... BTL            B2     B   7.85-9.75 03/15/11      461,066     461,642
  WMG Acquisition Corp.(11)............................. BTL            Ba2    B+  7.37-7.41 02/28/11    3,393,817   3,410,152
                                                                                                                   -----------
                                                                                                                    14,172,757
                                                                                                                   -----------
Machinery -- 0.7%
  Generac Power Systems, Inc............................ 1st Lien       B2     B     7.82    11/06/13    1,000,000   1,004,375
  Gleason............................................... BTL            B2     B+    7.88    06/23/13      704,545     709,610
                                                                                                                   -----------
                                                                                                                     1,713,985
                                                                                                                   -----------

        SunAmerica Senior Floating Rate Fund, Inc.
        PORTFOLIO OF INVESTMENTS -- December 31, 2006 -- (continued)

                                                              Ratings/(1)/
                                                              ------------
                                                                            Interest   Maturity   Principal    Value
              Industry Description                   Type     Moody's S&P     Rate     Date/(2)/   Amount     (Note 2)
------------------------------------------------------------------------------------------------------------------------
Mining, Steel, Iron & Nonprecious Metals -- 0.7%
  Aleris International, Inc..................... BTL-B          NR     NR     8.13%    12/19/13  $ 1,000,000 $ 1,015,625
  Novelis, Inc.................................. BTL-B          B1    BB-     7.62     01/07/12      345,621     346,863
  Novelis, Inc.................................. CND TL         B1    BB-     7.62     01/07/12      198,994     199,709
  Walter Industries, Inc........................ BTL-B         Ba3     B+     7.12     10/03/12      122,641     122,993
                                                                                                             -----------
                                                                                                               1,685,190
                                                                                                             -----------
Oil & Gas -- 3.6%
  Alon USA, Inc................................. BTL            B2    BB-   7.62-7.88  06/15/13       27,639      27,760
  Alon USA, Inc................................. BTL            B1    BB-   7.62-7.88  06/15/13      221,111     222,078
  Calumet Lubricants Co. LP..................... BTL            B2    BB-     8.85     11/09/12      110,000     110,275
  Calumet Lubricants Co. LP..................... CLD            B2    BB-     5.20     11/09/12      111,111     111,389
  CDX Funding LLC............................... 2nd Lien       NR     NR     10.61    03/31/13    1,000,000   1,008,333
  Coffeyville Resources LLC..................... LOC            B2     B+     8.36     12/01/11      162,162     163,277
  Coffeyville Resources LLC..................... Tranche D      B2     B+     8.36     12/01/13      837,838     837,838
  Dresser, Inc.................................. BTL-B          B1     B      8.13     10/31/13      961,783     970,399
  Epco Holdings, Inc............................ BTL-C         Ba1     B+   7.35-7.37  08/18/10      490,077     493,447
  Exco Operating LP............................. 2nd Lien       B2     NR  11.38-11.44 10/18/11    2,000,000   2,022,500
  Helix Energy Solutions Group, Inc............. BTL-B          B2     BB   7.35-7.64  05/05/13      997,485   1,001,137
  Key Energy Services, Inc...................... BTL-C          B3     NR   7.85-7.86  06/30/12      990,000     994,331
  Targa Resources, Inc.......................... LOC            B1     B+     7.61     10/31/12       96,774      97,319
  Targa Resources, Inc.......................... BTL-B          B1     B+   7.61-7.63  10/31/12      398,185     400,425
                                                                                                             -----------
                                                                                                               8,460,508
                                                                                                             -----------
Personal & Nondurable Consumer Products -- 1.1%
  American Achievement Corp..................... BTL-B          B1    BB-   7.60-9.50  03/25/11      677,827     683,051
  Bushnell Performance Optics................... BTL            B2     B+     8.36     08/19/11      493,902     497,401
  Hillman Group, Inc............................ BTL-B          B2     B      8.50     03/30/11      810,510     817,602
  Spectrum Brands, Inc.......................... BTL-B          B3     B-   8.60-8.63  02/06/12      461,700     463,803
                                                                                                             -----------
                                                                                                               2,461,857
                                                                                                             -----------
Personal, Goods & Misc. Services -- 1.3%
  Garden Fresh Restaurants Corp................. BTL            B2     B      8.62     06/22/11      245,313     246,232
  Reynolds American, Inc........................ BTL           Ba2    BBB-  7.10-7.19  05/31/12    1,990,000   2,005,858
  Stewart Enterprises, Inc...................... BTL-B         Ba3     BB   7.12-7.33  11/19/11      400,237     400,738
  Travelport, Inc............................... BTL            B2     B+     8.36     08/08/13      454,251     455,919
  Travelport, Inc............................... LOC            B2     B+     8.36     08/08/13       44,611      44,775
                                                                                                             -----------
                                                                                                               3,153,522
                                                                                                             -----------
Personal Transportation -- 2.2%
  Continental Airlines, Inc..................... BTL-A1         B3     B      8.74     06/01/11      285,714     289,286
  Continental Airlines, Inc..................... BTL-A2         B3     B      8.74     06/01/11      714,286     723,214
  Delta Air Lines, Inc.(5)...................... BTL-C          B3     B      12.87    03/27/08    1,500,000   1,544,732
  United Airlines, Inc.......................... BTL            B2     B+     9.13     02/01/12      248,750     251,060
  United Airlines, Inc.......................... BTL-B          B2     B+     9.12     02/01/12    1,741,250   1,757,419
  US Airways Group, Inc......................... BTL            B3     B      8.86     03/31/11      500,000     503,973
                                                                                                             -----------
                                                                                                               5,069,684
                                                                                                             -----------
Printing & Publishing -- 4.3%
  Affinity Group, Inc........................... BTL            NR     B+     7.85     06/24/09    1,162,232   1,166,591
  FSC Acquisition LLC........................... Delayed Draw   B2     B      7.61     08/01/12       51,391      51,444
  FSC Acquisition LLC........................... BTL            B2     B    7.61-7.62  08/01/12      430,257     430,705
  GateHouse Media Operating, Inc................ 1st Lien       B1     B+     7.60     12/06/13    1,957,895   1,963,606
  Idearc, Inc................................... BTL-B         Ba3    BB+     7.35     10/30/13    2,000,000   2,012,438
  New Publications, Inc......................... 2nd Lien       B2    CCC+    12.62    02/05/13      250,000     252,500
  Primedia, Inc................................. BTL-B          B2     B      7.60     09/30/13    1,087,114   1,085,302
  R.H. Donnelly, Inc............................ BTL-D2        Baa1    BB   6.85-6.87  06/30/11    1,498,895   1,495,668
  Riverdeep Interactive Learning USA, Inc....... BTL-B         Ba3     B      8.10     12/20/13    1,000,000   1,007,292
  Thomas Nelson Publishers...................... BTL-B          B1     B    7.60-7.62  06/12/12      497,500     498,744
                                                                                                             -----------
                                                                                                               9,964,290
                                                                                                             -----------

        SunAmerica Senior Floating Rate Fund, Inc.
        PORTFOLIO OF INVESTMENTS -- December 31, 2006 -- (continued)

                                                            Ratings/(1)/
                                                            ------------
                                                                          Interest  Maturity   Principal     Value
              Industry Description                   Type   Moody's S&P     Rate    Date/(2)/   Amount      (Note 2)
----------------------------------------------------------------------------------------------------------------------
Retail Stores -- 4.8%
  Burlington Coat Factory......................... BTL-B      B2     B        7.62% 05/28/13  $   491,250 $    485,485
  CSK Automotive, Inc............................. BTL        B1     B+  8.38-8.44  06/30/12    1,000,000    1,013,125
  Jean Coutu Group, Inc........................... BTL-B      B3    BB-       7.94  07/30/11    1,345,340    1,349,604
  Michaels Stores, Inc............................ BTL        B2     B-       8.38  10/31/13    2,937,500    2,958,768
  Neiman-Marcus Group, Inc........................ BTL        B1     B+       7.60  04/06/13      949,367      957,137
  Petco Animal Supplies, Inc...................... BTL        B2     B        8.10  10/25/13      500,000      503,063
  Quality Stores, Inc. (Central Tractor)+#@(5)(6). BTL-B     Caa2    NR      10.75  04/30/07      833,705           --
  Sally Beauty.................................... BTL        B2     B+       7.87  11/01/13      997,500    1,003,022
  Supervalu, Inc.................................. BTL-B     Ba3    BB-       7.10  06/02/13      992,500      995,775
  Toys R Us, Inc.................................. BTL-B      B2     B        9.63  07/01/13    2,000,000    2,060,500
                                                                                                          ------------
                                                                                                            11,326,479
                                                                                                          ------------
Telecommunications -- 5.2%
  Centennial Communications Corp.................. BTL        B2     B-  7.61-7.62  02/09/11    1,375,000    1,386,745
  Cricket Communications, Inc..................... BTL-B      B3     B        8.11  06/16/13    2,985,000    3,020,447
  FairPoint Communications, Inc................... BTL        B1    BB-       7.13  02/08/12    1,000,000    1,000,469
  Hawaiian Telecom Communications, Inc............ BTL-B      B1     B        7.62  10/31/12      993,333      992,092
  Madison River Capital LLC....................... BTL-B1     B1     B+       7.62  07/29/12      742,857      745,063
  MetroPCS Wireless, Inc.......................... BTL-B      B3     B        7.88  11/02/13      997,500    1,002,176
  Ntelos, Inc..................................... 1st Lien   B2     B        7.57  08/24/11    1,470,052    1,476,116
  Paetec Communications, Inc...................... 2nd Lien   B2    CCC+     12.88  06/12/12      250,000      254,688
  Paetec Communications, Inc...................... BTL-B      B2     B        8.88  06/12/12      497,500      500,817
  Sorenson Communications, Inc.................... 1st Lien   B2     B   8.35-8.36  08/11/13      496,421      500,041
  Syniverse Holding LLC........................... BTL-B     Ba3    BB-       7.12  02/15/12    1,193,370    1,198,591
                                                                                                          ------------
                                                                                                            12,077,245
                                                                                                          ------------
Textiles & Leather -- 0.5%
  Globe Manufacturing Corp.+#@(5)(7).............. BTL-B     Caa2    NR      11.00  07/16/06      837,014           --
  Hanesbrands, Inc................................ BTL-B     Ba3    BB-  7.60-7.69  08/23/13      926,071      935,969
  William Carter Co............................... BTL-B     Ba3     BB  6.85-6.88  07/14/12      345,032      344,816
                                                                                                          ------------
                                                                                                             1,280,785
                                                                                                          ------------
Utilities -- 3.3%
  Boston Generating LLC........................... 1st Lien   B1     B+       7.60  12/20/13    1,000,000    1,008,594
  Calpine Corp.................................... 2nd Lien   B2     B        9.36  12/22/08      500,000      507,500
  Connacher....................................... BTL-B      B1    BB-       8.61  10/20/13    1,000,000    1,003,750
  La Paloma Generating Co......................... BTL        B1    BB-       7.11  08/16/12       14,945       14,839
  La Paloma Generating Co......................... LOC        B1    BB-       7.10  08/16/12       32,787       32,555
  La Paloma Generating Co......................... BTL-C      B3     B        8.86  08/16/13      250,000      251,458
  La Paloma Generating Co......................... BTL-B      B1    BB-       7.11  08/16/12      187,651      186,322
  NE Energy, Inc.................................. 2nd Lien   B3     B-       9.88  04/01/14      250,000      254,063
  NRG Energy, Inc................................. CLD       Ba3    BB-       7.36  02/02/13    1,000,000    1,005,962
  NRG Energy, Inc................................. BTL       Ba3    BB-       7.36  02/02/13      871,762      877,336
  Reliant Energy, Inc............................. LOC        B2     B        5.22  12/01/13      428,571      432,214
  Reliant Energy, Inc............................. BTL        B2     B        7.73  12/01/13      571,429      576,286
  TPF Generation Holdings LLC..................... 2nd Lien   NR     NR       9.62  02/15/13    1,500,000    1,524,375
                                                                                                          ------------
                                                                                                             7,675,254
                                                                                                          ------------
  Total Loans (cost $219,568,485)................................................                          218,643,442
                                                                                                          ------------

        SunAmerica Senior Floating Rate Fund, Inc.
        PORTFOLIO OF INVESTMENTS -- December 31, 2006 -- (continued)

                                                                  Principal
                                                                   Amount/      Value
            Industry Description                                   Shares      (Note 2)
  ----------------------------------------------------------------------------------------
  CORPORATE BONDS -- 1.3%
  Broadcasting & Entertainment -- 0.4%
    Paxson Communications Corp.
     11.62% due 01/15/13*(8)................................     $ 1,000,000 $  1,012,500
                                                                             ------------
  Electronics -- 0.9%
    NXP BV
     8.12% due 10/15/13*(8).................................       2,000,000    2,030,000
                                                                             ------------
    Total Corporate Bonds (cost $2,982,745).................                    3,042,500
                                                                             ------------
  COMMON STOCK -- 0.1%
  Oil & Gas -- 0.0%
    Shaw Group, Inc.+.......................................           3,276      109,746
                                                                             ------------
  Telecommunications -- 0.1%
    Global Crossing, Ltd.+..................................             175        4,296
    SAVVIS Communications Corp.+............................           6,313      225,437
                                                                             ------------
                                                                                  229,733
                                                                             ------------
    Total Common Stock (cost $177,154)......................                      339,479
                                                                             ------------
    Total Long-Term Investment Securities (cost $222,728,384)                 222,025,421
                                                                             ------------
  SHORT-TERM INVESTMENT SECURITIES -- 5.6%
  Registered Investment Companies -- 5.6%
    SSgA Money Market Fund (cost $13,083,087)...............      13,083,087   13,083,087
                                                                             ------------
  TOTAL INVESTMENTS -- 100.6%
    (cost $235,811,471)(9)..................................                  235,108,508
  Liabilities in excess of other assets -- (0.6)%.............                 (1,507,566)
                                                                             ------------
  NET ASSETS -- 100.0%........................................               $233,600,942
                                                                             ============

--------
BTL  Bank Term Loan
CND TLCanadian Term Loan
LOC  Letter of Credit
FSRI First Securities Repurchase Increase
CLD  Credit Linked Deposit
CLC  Credit Linked Commitment
NR   Security is not rated.
+    Non-income producing security
@ Illiquid security. At December 31, 2006, the aggregate value of these securities was $882,200, representing 0.4% of net assets.
#    Fair valued security; see Note 2
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At December 31, 2006, the aggregate value of these securities was $3,042,500 representing 1.3% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1) Bank loans rated below Baa by Moody's Investor Service, Inc. or BBB by Standard & Poor's Group are considered below investment grade. Ratings are unaudited. Ratings provided are as of December 31, 2006.
(2) Based on the stated maturity, the weighted average to maturity of the Loans held in the portfolio will be approximately 66 months. Loans in the Fund's portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(3) The Fund invests in Senior Loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate ("LIBOR") or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior Loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.
(4) All loans in the portfolio were purchased through assignment agreements unless otherwise indicated.
(5)  Company has filed Chapter 11 bankruptcy protection.
(6) Loan is in default and did not pay principal at maturity. Final outcome of Chapter 11 bankruptcy still to be determined.
(7)  Loan is in default of interest payments.
(8) Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of December 31, 2006.
(9)  See Note 6 for cost of investments on a tax basis.
(10) Loan was purchased through a participation agreement.
(11) Loan is subject to an unfunded loan commitment. See Note 11 for details.

See Notes to Financial Statements

        SunAmerica Senior Floating Rate Fund, Inc.
        NOTES TO FINANCIAL STATEMENTS -- December 31, 2006

Note 1. Organization of the Fund

   The SunAmerica Senior Floating Rate Fund, Inc. (the "Fund"), is a non-diversified open-end management investment company. The Fund was organized as a Maryland corporation on March 6, 1998, and is registered under the Investment Company Act of 1940, as amended. The Fund is managed by AIG SunAmerica Asset Management Corp. (the "Adviser" or "AIG SunAmerica"), an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). The Fund's investment goal and principal investment techniques are to provide as high a level of current income as is consistent with the preservation of capital by investing, under normal market conditions, at least 80% of its net assets plus any borrowings for investment purposes in senior secured floating rate loans and other institutionally traded senior secured floating rate debt obligations. The Fund may also purchase investment grade fixed income debt securities and money market instruments.

   Prior to October 4, 2006, the Fund operated as a closed-end investment management company. On October 4, 2006, the Fund converted from a closed-end investment management company to an open-end investment management company. Coincident with the conversion, the Class A shares were redesignated as Class Q shares and a new class of shares designated as Class A commenced offering.

   The Fund offers four classes of shares. Class A shares are offered at net asset value per share plus an initial sales charge. Additionally, purchases of Class A shares in excess of $1,000,000 will be purchased at net asset value but will be subject to a contingent deferred sales charge ("CDSC") on redemptions made within two years of purchase. Class B shares are offered for sale at net asset value without a front-end sales charge, although a declining CDSC charge may be imposed on redemptions made within four years of purchase. Class C shares are offered for sale at net asset value without a front-end sales charge, although a CDSC may be imposed on redemptions made within 12 months of purchase. Class D shares are offered for sale at net asset value without a front-end sales charge and no CDSC. Class Q shares are not currently offered for sale and are available only through a conversion of Class B shares eight years after purchase and Class C shares purchased before 1999, after ten years from purchase. The share classes differ in their respective distribution and service fees. All classes have equal rights to assets and voting privileges except as may otherwise be provided in the Fund's registration statement.

   Indemnifications: Under the Fund's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Fund. In addition, in the normal course of business the Fund enters into contracts that may contain the obligation to indemnify others. The Fund's maximum exposure under these arrangements is unknown. Currently, however, the Fund expects the risk of loss to be remote.

Note 2. Significant Accounting Policies

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements:

   Security Valuation: The Fund's investments in loan interests ("Loans") are valued in accordance with guidelines established by the Board of Directors. Under the Fund's current guidelines, Loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid and asked prices in the market for such Loans, as provided by a Board-approved loan pricing service. Loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a Loan at fair value, the following factors will be considered, (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the Loan,
   (c) recent prices in the market for similar Loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, and period until the next interest rate reset and maturity. Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such

        SunAmerica Senior Floating Rate Fund, Inc.
        NOTES TO FINANCIAL STATEMENTS -- December 31 2006 -- (continued)

   cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price. Non-convertible bonds and debentures, other long-term debt securities, and short-term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers. Securities for which market quotations are not readily available are valued as determined pursuant to procedures adopted in good faith by the Board of Directors. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60/th/ day, are amortized to maturity based on the value determined on the 61/st/ day. Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board of Directors.

   The Senior Loans in which the Fund primarily invests are generally not listed on any exchange and the secondary market for those senior Loans is comparatively illiquid relative to markets for other fixed income securities. Consequently, obtaining valuations for those Loans may be more difficult than obtaining valuations for actively traded securities. Thus, the value upon disposition on any given Loan may differ from its current valuation.

   Repurchase Agreements: The Fund may enter into repurchase agreements. The Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark to market basis to ensure that the value, including accrued interest, is at least 102% of the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At December 31, 2006, the Fund did not enter into any repurchase agreements.

   Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income is accrued daily except when collection is not expected. Dividend income is recorded on the ex-dividend date. For financial statement purposes, the Fund amortizes all premiums and accretes all discounts. Facility fees received, which were $54,390 for the period ended December 31, 2006, are accreted to income over the life of the Loans. Other income, including amendment fees, commitment fees, letter of credit fees, etc., which were $480,577 for the period ended December 31, 2006, are recorded as income when received or contractually due to the Fund.

   Net investment income, other than class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for the current capital share activity of the respective class). Interest earned on cash balances held at the custodian are shown as custody credits on the Statement of Operations.

   Dividends from net investment income are normally declared daily and paid monthly. Capital gain distributions, if any, are paid annually. The Fund records dividends and distributions to the shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income/loss, net realized gain/loss, and net assets are not affected. The Fund intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provision is required.

        SunAmerica Senior Floating Rate Fund, Inc.
        NOTES TO FINANCIAL STATEMENTS -- December 31, 2006 -- (continued)


   On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN
   48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. However, Registered Investment Companies are not required to implement FIN 48 until their last net asset value calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements, if any, has not yet been determined.

   In September 2006, the FASB issued Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of December 31, 2006, the Fund does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value.

   Statement of Cash Flows: Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount included in the Fund's Statement of Assets and Liabilities and represents cash on hand at its custodian bank account, and does not include any short-term investments at December 31, 2006.

Note 3. Capital Share Transactions

   The Fund has 1,000,000,000 of $.01 par value shares authorized that may be issued in five different classes. Transactions in shares of each class were as follows:

                                   For the period
                                 October 4, 2006**-
                                  December 31, 2006
                             -------------------------                -
                                Shares        Amount
Class A#                     ----------   ------------
Shares sold.................  1,759,134   $ 16,531,338
Reinvested distributions....      5,048         47,437
Shares redeemed.............   (257,470)    (2,418,681)
                             ----------   ------------
   Net increase (decrease)..  1,506,712   $ 14,160,094
                             ==========   ============

                                       For the                     For the
                                     year ended                  year ended
                                  December 31, 2006           December 31, 2005
                             -------------------------   -------------------------
                                Shares        Amount        Shares        Amount
Class B                      ----------   ------------   ----------   ------------
Shares sold.................    453,924   $  4,269,518      254,487   $  2,391,460
Reinvested distributions....    118,659      1,116,260       84,193        791,345
Shares redeemed.............   (501,412)*   (4,716,044)*   (581,114)@   (5,462,413)@
                             ----------   ------------   ----------   ------------
   Net increase (decrease)..     71,171   $    669,734     (242,434)  $ (2,279,608)
                             ==========   ============   ==========   ============

                                       For the                     For the
                                     year ended                  year ended
                                  December 31, 2006           December 31, 2005
                             -------------------------   -------------------------
                                Shares        Amount        Shares        Amount
Class C                      ----------   ------------   ----------   ------------
Shares sold.................  6,565,881   $ 61,753,971    3,815,180   $ 35,893,397
Reinvested distributions....    673,809      6,338,411      480,086      4,512,412
Shares redeemed............. (4,906,086)   (46,157,931)  (6,375,191)   (59,926,283)
                             ----------   ------------   ----------   ------------
   Net increase (decrease)..  2,333,604   $ 21,934,451   (2,079,925)  $(19,520,474)
                             ==========   ============   ==========   ============

        SunAmerica Senior Floating Rate Fund, Inc.
        NOTES TO FINANCIAL STATEMENTS -- December 31, 2006 -- (continued)

                                      For the                   For the
                                    year ended                year ended
                                 December 31, 2006         December 31, 2005
                             ------------------------  ------------------------
                               Shares       Amount       Shares       Amount
Class D                      ----------  ------------  ----------  ------------
Shares sold.................    819,357  $  7,710,168     923,576  $  8,679,305
Reinvested distributions....    110,443     1,039,375     101,255       951,642
Shares redeemed............. (1,689,707)  (15,879,854) (1,494,315)  (14,065,813)
                             ----------  ------------  ----------  ------------
   Net increase (decrease)..   (759,907) $ (7,130,311)   (469,484) $ (4,434,866)
                             ==========  ============  ==========  ============

                                      For the                   For the
                                    year ended                year ended
                                 December 31, 2006         December 31, 2005
                             ------------------------  ------------------------
                               Shares       Amount       Shares       Amount
Class Q#                     ----------  ------------  ----------  ------------
Shares sold.................     49,174* $    462,208*     20,621@ $    194,088@
Reinvested distributions....      2,075        19,516       1,003         9,426
Shares redeemed.............    (11,733)     (110,650)     (2,715)      (25,453)
                             ----------  ------------  ----------  ------------
   Net increase (decrease)..     39,516  $    371,074      18,909  $    178,061
                             ==========  ============  ==========  ============

   * Includes automatic conversion of 45,900 shares of Class B shares in the amount of $431,458 to 45,900 shares of Class Q shares in the amount of $431,458.
   @ Includes automatic conversion of 20,621 shares of Class B shares in the amount of $194,088 to 20,621 shares of Class Q shares in the amount of $194,088.
   ** Inception date of class.
   # Effective October 4, 2006, Class A shares were redesignated to Class Q shares and a new class of shares designated as Class A commenced offering.

   Prior to converting to an open-end investment company, in order to provide shareholders with liquidity and the ability to receive net asset value on a disposition of shares, the Fund made monthly offers to repurchase a percentage (generally up to 10%) of outstanding shares at net asset value subject to any applicable Early Withdrawal Charge. Shareholders were sent a Notification of Repurchase Offer seven to fourteen days before each monthly repurchase offer. During the period from January 1, 2006 through October 3, 2006, the Fund made nine Repurchase Offers and redeemed the amounts shown in the table below.

                     Amount Tendered                 Amount Tendered
                  ---------------------             ------------------
                   Shares     Amount                Shares    Amount
                  --------- -----------             ------- ----------
         January.   544,880 $ 5,127,272   July..... 430,282 $4,036,044
         February   482,301   4,548,038   August... 564,148  5,297,352
         March...   590,069   5,576,080   September 530,020  4,976,890
         April...   457,271   4,321,214
         May.....   530,129   4,988,532
         June.... 1,305,272  12,256,658

Note 4. Purchases and Sales of Securities

   During the period ended December 31, 2006, the Fund's cost of purchases of Loans and proceeds from Loan sales were $145,632,830 and $126,956,702, respectively.

Note 5. Investment Advisory Agreement and Other Transactions with Affiliates

   The Fund has entered into an Investment Advisory and Management Agreement (the "Advisory Agreement") with AIG SunAmerica. Pursuant to the Advisory Agreement, AIG SunAmerica provides continuous supervision of the Fund and administers its corporate affairs, subject to the general review and oversight of the Board. In connection therewith, AIG SunAmerica furnishes the Fund with office facilities, maintains certain of the Fund's books and records and pays the salaries and expenses of all personnel, including officers of the Fund who are employees of AIG SunAmerica and its affiliates. AIG SunAmerica also selects, contracts with and compensates the subadviser to manage the Fund's assets. The Fund will pay AIG SunAmerica a monthly advisory fee at the following annual rates, based on the average daily net assets of the Fund: 0.85% on the first $1 billion; 0.80% on the next $1 billion; and 0.75% thereafter.

   AIG Global Investment Corp. ("AIGGIC") acts as subadviser to the Fund pursuant to a Subadvisory Agreement with AIG SunAmerica. AIGGIC is an indirect wholly-owned subsidiary of AIG and is an affiliate of AIG SunAmerica. Under the Subadvisory Agreement, AIGGIC manages the investment and reinvestment of the Fund's assets. As compensation for its services as subadviser, AIGGIC is entitled to receive from AIG SunAmerica a monthly fee payable at the following annual rates: 0.25% for the first $1 billion of average daily net assets; and 0.20% for average daily net assets of more than $1 billion. The fee paid to the subadviser is paid by AIG SunAmerica and not the Fund.

        SunAmerica Senior Floating Rate Fund, Inc.
        NOTES TO FINANCIAL STATEMENTS -- December 31, 2006 -- (continued)


   Pursuant to the Administrative Services Agreement (the "Administrative Agreement") AIG SunAmerica acts as the Fund's administrator and is responsible for providing and supervising the performance by others, of administrative services in connection with the operations of the Fund, subject to supervision by the Fund's Board of Directors. For its services, AIG SunAmerica receives an annual fee equal to 0.40% of average daily net assets of the Fund. For the period ended December 31, 2006, AIG SunAmerica accrued administration fees in the amount of $843,296.

   The Fund has entered into a Distribution Agreement with AIG SunAmerica Capital Services, Inc. ("AIG SACS" or the "Distributor"), an affiliate of AIG SunAmerica. The Fund, on behalf of each Class, except Class D, has adopted a plan of distribution pursuant to Rule 12b-1 under the 1940 Act (each a "Plan" and collectively, the "Plans"). Hereinafter referred to as the "Class A Plan," "Class B Plan," "Class C Plan," and "Class Q Plan." In adopting the Plans, the Board determined that there was a reasonable likelihood that each such Plan would benefit the Fund and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

   The Class A, Class B and Class C Plans provide that the Fund, on behalf of the respective classes, shall pay the Distributor a distribution fee at an annual rate of 0.10% of average daily net assets of Class A shares and 0.50% of average daily net assets of Class B and C shares, to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be compensated for include fees paid to broker-dealers that have sold Fund shares, commissions and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year the amount paid to the distributor under the Class A, Class B and Class C Plans may exceed the Distributor's distribution costs as described above. The Plans also provide that Class A, Class B, Class C and Class Q shares of the Fund shall pay the Distributor an account maintenance fee of 0.25% of the average daily net assets of such class of shares to compensate the Distributor and securities firms for account maintenance activities. For the period ended December 31, 2006 AIG SACS received sales charges on Class A shares of $15,510, of which $3,850 was reallowed to affiliated broker-dealers and $5,695 to non-affiliated broker-dealers. In addition, AIG SACS receives the proceeds of early withdrawal charges paid by investors in connection with certain redemptions of Class B and Class C shares. For the period ended December 31, 2006, AIG SACS received early withdrawal charges of $73,722. For the period ended December 31, 2006 AIG SACS voluntarily waived fees for the following classes: Class A $2,114, Class B $64,341, Class C $407,466, and Class Q $225. The fee waiver and expense reimbursement will continue indefinitely but may be terminated at any time.

   The Fund has entered into a Service Agreement with AIG SunAmerica Fund Services, Inc. ("AIG SAFS"), an indirect wholly-owned subsidiary of AIG SunAmerica. Under the Service Agreement, SAFS performs certain shareholder account functions by assisting the Fund's transfer agent in connection with the services that it offers to the shareholders of the Fund. The Service Agreement, which permits the Fund to compensate AIG SAFS for services rendered based upon an annual rate of 0.22% of average daily net assets, is approved annually by the Board of Directors. For the period ended December 31, 2006, the Fund incurred the following expenses, which are included in the transfer agent fees and expenses payable on the Statement of Assets and Liabilities and in transfer agent fees and expenses in the Statement of Operations to compensate AIG SAFS pursuant to the terms of the Service Agreement.

                                                      Payable at
                                           Expense December 31, 2006
                                           ------- -----------------
            Class A+...................... $ 2,958      $ 1,965
            Class B.......................  13,677        4,812
            Class C.......................  90,594       32,545
            Class D.......................   8,849        3,000
            Class Q+......................     322          136

--------
   + Effective October 4, 2006, Class A shares were redesignated to Class Q shares and a new class of shares designated as Class A commenced offering.

   AIG SunAmerica contractually agreed to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's annual operating expenses at 1.45% for Class A, and 1.75% for Class B and Class C of average daily net assets. The expense reimbursements and fee waivers will continue indefinitely, subject to termination by the
   Directors, including a majority of the Independent Directors. AIG SunAmerica voluntarily agreed to waive fees or

        SunAmerica Senior Floating Rate Fund, Inc.
        NOTES TO FINANCIAL STATEMENTS -- December 31, 2006 -- (continued)

   reimburse expenses, if necessary, at or below 1.45% for Class Q and 1.25% for Class D of average daily net assets. The expense waiver and fee reimbursement will continue indefinitely but may be terminated at any time. For the period ended December 31, 2006, AIG SunAmerica waived fees and reimbursed expenses as follows: Class A $22,177, Class B $114,858, Class C $636,728, Class D $96,176, and Class Q $11,138.

Note 6. Federal Income Taxes

   The following details the tax basis distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, retirement pension expense, dividends payable and treatment of defaulted securities.

         Distributable Earnings                      Tax Distributions
---------------------------------------- -------------------------------------------------------------------------
  For the year ended December 31, 2006   For the year ended December 31, 2006 For the year ended December 31, 2005
---------------------------------------- ------------------------------------ ------------------------------------
         Long-term Gains/   Unrealized                       Long-term                           Long-term
Ordinary   Capital Loss    Appreciation   Ordinary            Capital          Ordinary           Capital
 Income     Carryover     (Depreciation)   Income              Gains            Income             Gains
-------- ---------------- --------------     -----------     ---------        ----------         ---------
 $2,886   $(27,384,177)     $(703,790)   $13,291,502           $ --           $9,746,310           $ --

   Capital Loss Carryforwards. At December 31, 2006 capital loss carryforwards available to offset future recognized gains were $27,384,177, with $16,694 expiring in 2007, $1,179,134 expiring in 2008, $9,997,029 expiring in 2009,
   $7,736,363 expiring in 2010, $4,956,144 expiring in 2011, and $3,498,813 expiring in 2012.

   During the year ending December 31, 2006, the Senior Floating Rate Fund utilized $312,979 of capital loss carry forwards to offset current year capital gains.

   Under the current tax law, capital losses related to securities and foreign currency realized after October 31 and prior to the Fund's fiscal year end may be deferred as occurring on the first day of the following year. For the fiscal year ended December 31, 2006, the Fund elected to defer $7,366 of Post-October Capital Losses.

   Unrealized appreciation and depreciation in the value of investments at December 31, 2006 for federal income tax purposes were as follows:

   Cost (tax basis)............................................ $235,812,298
                                                                ============
   Gross unrealized appreciation............................... $  1,565,401
   Gross unrealized depreciation...............................   (2,269,191)
                                                                ------------
   Net unrealized depreciation................................. $   (703,790)
                                                                ============

Note 7. Director Retirement Plan

   The Directors of the Corporation have adopted the AIG SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993 for the unaffiliated Directors. The Retirement Plan provides generally that an unaffiliated Director may become a participant ("Participant") in the Retirement Plan if he or she has at least 10 years of consecutive service as a Disinterested Director of any of the adopting AIG SunAmerica mutual funds (the "Adopting Funds") or has attained the age of 60 while a Director and completed five (5) consecutive years of service as a Director of any Adopting Fund (an "Eligible Director"). Pursuant to the Retirement Plan, an Eligible Director may receive benefits upon (i) his or her death or disability while a Director or
   (ii) the termination of his or her tenure as a Director, other than removal for cause from each of the Adopting Funds with respect to which he or she is an Eligible Director.

   As of each of the first 10 birthdays after becoming a Participant and on which he or she is both a Director and Participant, each Eligible Director will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Director of each Adopting Fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.50% of any amounts credited under the preceding statement during prior years is added to each Eligible Director's account. The rights of any Participant to benefits under the Retirement Plan shall be an unsecured claim against the assets of the Adopting Funds.

   An Eligible Director may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to 15 annual installments. Any undistributed amounts shall continue to accrue interest at 8.50%.

   As of December 31, 2006, the Fund had accrued $16,343 for the Retirement Plan, which is included in Directors' fees and expenses line on the Statement of Assets and Liabilities and for the period ended December 31, 2006, expensed $4,599 for the Retirement Plan, which is included in Directors' fees and expenses line on the Statement of Operations.

        SunAmerica Senior Floating Rate Fund, Inc.
        NOTES TO FINANCIAL STATEMENTS -- December 31, 2006 -- (continued)


Note 8. Line of Credit

   The AIG SunAmerica Family of Mutual Funds has established $75 million committed and $50 million uncommitted lines of credit with State Street Bank & Trust Company, the Fund's custodian. Interest is currently payable at the Federal Funds rate plus 50 basis points on the committed line and State Street's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum on the daily unused portion of the $75 million committed line of credit, which is included in other expenses on the Statement of Operations. Borrowings under the line of credit will commence when the Fund's cash shortfall exceeds $100,000. The committed and uncommitted lines of credit were not used during the period from October 4, 2006, through December 31, 2006.

   From January 1, 2006 through October 3, 2006, the Fund had an agreement with State Street Bank & Trust Company that provided a $20,000,000 committed unsecured Line of Credit to the Fund to be used for overdraft protection. Interest was payable at the Federal Funds rate plus 50 basis points. There was also a commitment fee of 10 basis points per annum on the daily unused portion of the line of credit. For the period January 1, 2006, through October 3, 2006, the Fund had borrowings outstanding for 13 days under the line of credit and incurred $4,107 in interest charges related to these borrowings. The Fund's average amount of debt under the line of credit for the days utilized was $1,965,321 at a weighted average interest rate of 5.66%. At December 31, 2006, there were no borrowings outstanding.

Note 9. Interfund Lending Agreement

   Pursuant to the exemptive relief granted by the Securities and Exchange Commission (the "SEC"), the Fund is permitted to participate in an interfund lending program among investment companies advised by AIG SunAmerica or an affiliate. The interfund lending program allows the participating funds to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the period ended December 31, 2006, the Fund did not participate in this program.

Note 10. Investment Concentration

   The Fund invests primarily in participations and assignments, or acts as a party to the primary lending syndicate of a Variable Rate Senior Loan interest to United States corporations, partnerships, and other entities. If the lead lender in a typical lending syndicate becomes insolvent, enters receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment, or may suffer a loss of principal and/or interest. When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation but not with the borrower directly. As such, the Fund assumes the credit risk of the Borrower, Selling Participant or other persons positioned between the Fund and the Borrower.

Note 11. Unfunded Loan Commitments

   On December 31, 2006, the Fund had the following unfunded loan commitments which could be extended at the option of the Borrower:

                                                                Maturity
Name                                              Type            Date    Amount
----                                     ---------------------- -------- --------
Persona Communication, Inc.............. Delayed Draw Term Loan 10/12/13 $ 95,750
Trump Entertainment Resorts Holdings LP. Delayed Draw Term Loan 05/20/12  493,747
WMG Acquisition Corp.................... Revolver               02/28/10  492,000

        SunAmerica Senior Floating Rate Fund, Inc.
        NOTES TO FINANCIAL STATEMENTS -- December 31, 2006 -- (continued)


Note 12. Other Information

   On February 9, 2006, AIG, the parent company and an affiliated person of AIG SunAmerica, AIG SACS, and AIGGIC, announced that it had consented to the settlement of an injunctive action instituted by the SEC. In its complaint, the SEC alleged that AIG violated Section 17(a) of the Securities Act of 1933, as amended, Sections 10(b), 13(a), 13(b)(2) and 13(b)(5) of the
   Securities Exchange Act of 1934, as amended, and Rules 10b-5, 12b-20, 13a-1 and 13b2-1 promulgated thereunder, in connection with AIG's accounting and public reporting practices. The conduct described in the complaint did not involve any conduct of AIG or its subsidiaries related to their investment advisory or distribution activities with respect to the assets of the Fund.

   AIG, without admitting or denying the allegations in the complaint (except as to jurisdiction), consented to the entry of an injunction against further violations of the statutes referred to above. Absent exemptive relief granted by the SEC, the entry of such an injunction would prohibit AIG and its affiliated persons from, among other things, serving as an investment adviser of any registered investment management company or principal underwriter for any registered open-end investment company pursuant to
   Section 9(a) of the 1940 Act. Certain affiliated persons of AIG, including the Adviser, received a temporary order from the SEC pursuant to Section 9(c) of the 1940 Act with respect to the entry of the injunction, granting exemptive relief from the provisions of Section 9(a) of the 1940 Act. The temporary order permits AIG and its affiliated persons, including AIG's investment management subsidiaries, to serve as investment adviser, sub-adviser, principal underwriter or sponsor of the Fund. The Adviser expects that a permanent exemptive order will be granted, although there is no assurance the SEC will issue the order.

   Additionally, AIG and its subsidiaries reached a resolution of claims and matters under investigation with the United States Department of Justice ("DOJ"), the Attorney General of the State of New York ("NYAG") and the New York State Department of Insurance ("DOI"), regarding accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments.

   As a result of the settlements with the SEC, the DOJ, the NYAG and the DOI, AIG will make payments totaling approximately $1.64 billion. In addition, as part of its settlements, AIG has agreed to retain for a period of three years an Independent Consultant who will conduct a review that will include the adequacy of AIG's internal controls over financial reporting and the remediation plan that AIG has implemented as a result of its own internal review.

   Subject to receipt of permanent relief, the Adviser, Distributor and AIGGIC believe that the settlements are not likely to have a material adverse effect on their ability to perform their respective investment advisory or distribution services relating to the Fund.

        SunAmerica Senior Floating Rate Fund, Inc.
        REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of SunAmerica Senior Floating Rate Fund, Inc.:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations, of changes in net assets and of cash flows and the financial highlights present fairly, in all material respects, the financial position of SunAmerica Senior Floating Rate Fund, Inc. (the "Fund") at December 31, 2006, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the custodian, brokers and selling or agent banks, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Houston, TX
February 20, 2007

        SunAmerica Senior Floating Rate Fund, Inc.
        APPROVAL OF THE INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT -- December 31, 2006 -- (unaudited)

The Board, including the Directors that are not interested persons of the Fund AIG SunAmerica or AIGGIC, within the meaning of the 1940 Act, (the "Disinterested Trustees"), approved the continuation of the Advisory Agreement for a one-year period ending August 31, 2007, at a meeting held on August 29, 2006. At this same meeting, the Board also approved the continuation of the Subadvisory Agreement between AIG SunAmerica and AIGGIC with respect to the Fund for a one-year period ending August 31, 2007.

In accordance with Section 15(c) of the 1940 Act, the Board requested and the Adviser provided materials relating to the Board's consideration of whether to approve the continuation of the Advisory Agreement and Subadvisory Agreement. In determining whether to approve the continuation of the Advisory Agreement and Subadvisory Agreement, the Board, including the Disinterested Directors, considered the following information:

Nature, Extent and Quality of Services Provided by the Adviser and Subadviser

The Board, including the Disinterested Directors, considered the nature, quality and extent of services to be provided by AIG SunAmerica and AIGGIC. The Board noted that the services include acting as investment manager and adviser to the Fund, managing the daily business affairs of the Fund, and obtaining and evaluating economic, statistical and financial information to formulate and implement investment policies. Additionally, the Board observed that AIG SunAmerica provides office space, accounting, legal, compliance, clerical and administrative services (exclusive of, and in addition to, overseeing any such service provided by any others retained by the Fund, including the Subadviser), and has authorized any of its officers and employees, if elected, to serve as officers or directors of the Fund without compensation. Finally, the Board noted that AIG SunAmerica is responsible for monitoring and reviewing the activities of affiliated and unaffiliated third-party service providers, including the Subadviser.

In connection with the services provided by AIG SunAmerica, the Board analyzed the structure and duties of AIG SunAmerica's fund administration, accounting, legal and compliance departments and concluded that they were adequate to meet the needs of the Fund. The Board further noted that AIG SunAmerica provides and compensates a Chief Compliance Officer for the Fund and reviewed information concerning AIG SunAmerica's compliance staff. The Board also reviewed the personnel responsible for providing advisory services to the Fund, and the level and process of monitoring the portfolio managers, and concluded, based on their experience and interaction with the Adviser, that (i) the Adviser was able to retain quality portfolio managers and other personnel; (ii) the Adviser exhibited a high level of diligence and attention to detail in carrying out its advisory responsibilities under the Advisory Agreement; (iii) the Adviser was responsive to requests of the Board; and (iv) the Adviser had kept the Board apprised of developments relating to the Fund and the industry in general. The Board concluded that the nature and extent of services provided under the Advisory Agreement were reasonable and appropriate in relation to the management fee and that the quality of services continues to be high.

The Board also considered AIG SunAmerica's reputation and long-standing relationship with the Fund and considered the benefit to shareholders of investing in a fund that is part of a family of funds offering a variety of types of mutual fund and shareholder services. The Board considered AIG SunAmerica's experience in providing management and investment advisory and administrative services to advisory clients, including approximately 154 registered mutual funds and the fact that as of June 30, 2006 AIG SunAmerica managed, advised an/or administered approximately $48.6 billion of assets.

With respect to the subadvisory services provided by AIGGIC, the Board also considered the nature, quality and extent of services provided by AIGGIC. The Board observed that AIGGIC is responsible for providing investment management services, including investment research, advice and supervision, and determining which securities will be purchased or sold by the Fund. The Board reviewed AIGGIC's history, structure, size, visibility and resources, which are needed to attract and retain highly qualified investment professionals. The Board reviewed the personnel responsible for providing subadvisory services to the Fund and concluded, based on their experience with AIGGIC, that (i) AIGGIC was able to retain high quality portfolio managers and other investment personnel; (ii) AIGGIC exhibited a high level of diligence and attention to detail in carrying out its responsibilities under the Subadvisory Agreement; and (iii) AIGGIC was responsive to requests of the Board and of AIG SunAmerica. With respect to the administrative services provided by AIGGIC, the Board considered that AIGGIC provides general marketing assistance and has developed internal policies and procedures for monitoring compliance with the investment objectives, policies and restrictions of the Fund as set forth in the Fund's prospectus. The Board concluded that the nature and extent of services provided by AIGGIC under the Subadvisory Agreement were reasonable and appropriate in relation to the subadvisory fee and that the quality of services continues to be high.

        SunAmerica Senior Floating Rate Fund, Inc.
        APPROVAL OF THE INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT -- December 31, 2006 -- (unaudited) (continued)


The Board also considered AIG SunAmerica's and AIGGIC's compliance and regulatory history, and noted that neither AIG SunAmerica nor AIGGIC had been the target of any regulatory actions or investigations that could potentially affect its ability to provide investment management and advisory services to the Fund.

Investment Performance of the Fund and the Adviser and Subadviser

The Board also reviewed and considered the performance of the Fund. In preparation for the August 29, 2006 meeting, the Board was provided with reports independently prepared by Lipper, Inc. ("Lipper"). In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to the Fund's peer group ("Peer Group") and peer universe ("Peer Universe"), as determined by Lipper, and to an appropriate index or combination of indices. The Board reviewed the Fund's performance as a whole, in light of certain economic, market and other factors, and also reviewed the Fund's performance compared to its Peer Group and Peer Universe. The Board also noted that it regularly reviews the performance of the Fund periodically throughout the year.

Based on the Lipper reports, the Board reviewed the Fund's annualized total return, as applicable, for the prior one-, two-, three-, four- and five- year periods ended June 30, 2006, as well as since the Fund's inception. In considering the performance of AIGGIC, the Board noted that while the Fund's performance ranked in the fourth quintile of its Peer Universe for the one-year period and the fifth quintile for the three- and five-year periods ending June 30, 2006, the Fund had provided good long-term performance and ranked in the third-quintile of its Peer Universe since its inception.

In considering AIG SunAmerica's performance as investment adviser, the Board was provided with a presentation that compared the present and historical staffing levels and annual budget of the Investments Department. In considering the performance of AIG SunAmerica and AIGGIC, the Board did not rely upon comparisons of AIG SunAmerica's or AIGGIC's performance with respect to its other advisory clients.

Consideration of the Management Fee and Subadvisory Fee and the Cost of the Services and Profits Realized by the Investment Adviser, Subadviser and their Affiliates from the Relationship with the Fund

The Board, including the Disinterested Directors, received and reviewed information regarding the fees paid by the Fund to AIG SunAmerica for investment advisory and management services and the fees paid by AIG SunAmerica to AIGGIC pursuant to the Subadvisory Agreements. The Board examined this information in order to determine the reasonableness of the fees in light of the nature and quality of services provided and any potential additional benefits received by AIG SunAmerica, the Subadviser or their affiliates in connection with providing such services to the Fund.

To assist in analyzing the reasonableness of the fees, the Board received reports prepared independently by Lipper. The reports showed comparative fee information of the Fund's Peer Group and Peer Universe, including rankings within the categories. In considering the reasonableness of the management fee and subadviser fee, the Board reviewed a number of expense comparisons, including: (i) contractual advisory and subadvisory fees; and (ii) actual total operating expenses. The Board also received information on fees charged by the Subadviser for management of funds similar to the Fund. This information assisted the Board in considering what other clients pay AIGGIC for similar services. The Board did not rely upon comparisons of the fees earned by AIG SunAmerica with respect to other investment advisory contracts. The Board also considered the contractual expense cap proposed by the Adviser in connection with the new Class A shares that would commence offering in connection with the Fund's conversion to an open-end fund as well as comparative information presented by AIG SunAmerica regarding the net expense ratios of Class A shares other funds that have a similar investment technique. In considering the Fund's total operating expenses, the Board analyzed the level of fee waivers and expense reimbursements and the net expense caps contractually agreed upon by AIG SunAmerica with respect to certain classes of the Fund. The Board compared the Fund's net expense ratios to those of other funds within the Fund's Peer Group and Peer Universe as a guide to help assess the reasonableness of the Fund's management fee. The Board acknowledged that it was difficult to make precise comparisons with other funds in the Peer Group since the exact nature of services provided under the Peer Group's fund agreements is often not apparent. The Board noted that the Peer Group fee information as a whole was useful in assessing whether the Adviser was providing services at a cost that was competitive with other, similar funds. The Board also took into account that the management fee arrangement for the Fund included breakpoints that will adjust the fee downward as the size of Fund increases, thereby allowing the shareholders to participate in economies of scale.

In considering the subadvisory fee, the Board, including the Disinterested Directors, considered that the Fund pays a fee to AIG SunAmerica pursuant to the Advisory Agreement, and that, in turn, AIG SunAmerica and not the Fund, pays a fee to AIGGIC. Therefore, the Board considered the amount of the advisory fee retained by AIG SunAmerica and the fee paid

        SunAmerica Senior Floating Rate Fund, Inc.
        APPROVAL OF THE INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT -- December 31, 2006 -- (unaudited) (continued)

to AIGGIC in connection with the services provided. The Board also considered that the Subadvisory Agreement contained breakpoints in the fee schedule that would adjust the subadvisory fee downward if the Fund increased its assets to certain levels. The Board noted that such breakpoints would not directly benefit the shareholders, but would result in AIG SunAmerica retaining a larger portion of the advisory fee.

The Board also considered AIG SunAmerica's profitability and the benefits AIG SunAmerica and its affiliates received from its relationship with the Fund. The Board reviewed financial statements relating to AIG SunAmerica's profitability and financial condition with respect to the services it provided the Fund and considered how profit margins could affect AIG SunAmerica's ability to attract and retain high quality investment professionals. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred on a fund by fund basis by AIG SunAmerica and its affiliates in providing services to the Fund. Based on this information, the Board considered the revenues received by AIG SunAmerica under the Advisory Agreement and the Administrative Agreement. The Board also considered revenues received by AIG SunAmerica's affiliates under the Distribution Plans, Service Agreements, and Administrative and Shareholder Service Agreements. Additionally, the Board reviewed AIGGIC's financial statements and considered whether AIGGIC had the financial resources necessary to attract and retain high quality investment management personnel, continue to perform its obligations under the Subadvisory Agreement and to continue to provide the high quality of services that it had provided the Fund to date.

With respect to indirect costs and benefits, the Board considered that (1) any indirect costs incurred by AIG SunAmerica in connection with rendering investment advisory services to the Fund are inconsequential based on management's judgment on the analysis of the adequacy of the advisory fees, and
(2) any collateral benefits derived as a result of providing advisory services to the Fund are de minimis according to management and do not impact upon the reasonableness of the advisory fee. The Board did, however, consider the reputational value to AIG SunAmerica from serving as investment adviser.

The Board concluded that AIG SunAmerica had the financial resources necessary to perform its obligations under the Advisory Agreement and to continue to provide the high quality of services that it had provided the Fund to date and that the profitability of the Adviser and its affiliates as a result of their relationships with the Fund was reasonable. The Board also concluded that the level of the management fee and subadvisory fee was reasonable in light of the factors discussed above.

Economies of Scale

The Board, including the Disinterested Directors, considered whether the Fund has benefited from economies of scale and whether there is potential for future realization of economies with respect to the Fund. The Board considered that the funds in the AIG SunAmerica complex share common resources and as a result, an increase in the overall size of the complex could permit each fund to incur lower expenses than they otherwise would achieve as stand-alone entities. The Board also considered the anticipated efficiencies in the processes of AIG SunAmerica as it adds labor and capital to expand the scale of operations. The Board also discussed with AIG SunAmerica whether economies of scale would be realized by it in its management of the Fund at higher asset levels. The Board determined that they were unable to assess at this time whether economies of scale would be realized if the Fund were to experience significant asset growth, however, the Board noted that the management fee included breakpoints and that none of the breakpoint levels had yet to be reached.

The Board concluded that the management fee structure was reasonable and that no changes were currently necessary to further reflect economies of scale. The Board noted that it will continue to review fees, including current breakpoint levels and whether changes in the contractual expense caps or breakpoint levels would be appropriate in the future due to an increase in asset size or otherwise.

Conclusion

After a full and complete discussion, the Board approved the continuation of the Advisory Agreement for the Fund, and the Subadvisory Agreement with respect to the Fund, for a one-year period ending August 31, 2007. Based upon their evaluation of all these factors in their totality, the Board, including the Disinterested Directors, was satisfied that the terms of the Advisory Agreement and Subadvisory Agreement were fair and reasonable and in the best interests of the Fund and the Fund's shareholders. In arriving at a decision to approve the continuation of the Advisory Agreement and Subadvisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together. The Disinterested Directors were also assisted by the advice of independent counsel in making this determination.

        SunAmerica Senior Floating Rate Fund, Inc.
        DIRECTORS AND OFFICERS INFORMATION -- December 31, 2006 -- (unaudited)

The following table contains basic information regarding the Directors and Officers that oversee operations of the Fund and other investment companies within the Fund complex.

                                                                                 Number of
                         Position     Term of                                     Funds in
        Name,           Held With    Office and                                 Fund Complex
     Address and        SunAmerica   Length of        Principal Occupations     Overseen by        Other Directorships
    Date of Birth*       Complex   Time Served(4)      During Past 5 Years      Director(1)        Held by Director(2)
----------------------- ---------- -------------- ----------------------------- ------------ -------------------------------
Disinterested Directors

Dr. Judith L. Craven     Director     2000-       Retired.                           90      Director, Belo Corporation
DOB: October 6, 1945                  present                                                (1992 to present); Director,
                                                                                             Sysco Corporation (1996 to
                                                                                             present); Director, Luby's Inc.
                                                                                             (1998 to present); Director,
                                                                                             University of Texas Board of
                                                                                             Regents (2001-Present).

William F. Devin         Director     1998-       Retired.                           90      Director, Boston Options
DOB: December 30, 1938                present                                                Exchange (1985-Present).

Samuel M. Eisenstat      Chairman     2001-       Attorney, solo practitioner.       52      Director of North European
DOB: March 7, 1940       of the       present                                                Oil Royalty Trust.
                         Board

Stephen J. Gutman        Director     2001-       Senior Associate, Corcoran         52      None
DOB: May 10, 1943                     present     Group (Real Estate) (October
                                                  2003 to present); President
                                                  and Member of Managing
                                                  Directors, Beau Brummell --
                                                  Soho, LLC (Licensing of
                                                  menswear specialty retailing
                                                  and other activities) (June
                                                  1988 to present).

William J. Shea          Director     2004-       President and CEO,                 52      Director, Boston Private
DOB: February 9, 1948                 present     Conseco, Inc. (Financial                   Financial Holdings (October
                                                  Services) (2001 to 2004);                  2004 to present).
                                                  Chairman of the Board of
                                                  Centennial Technologies, Inc.
                                                  (1998 to 2001).
Interested Director

Peter A. Harbeck(3)      Director     2001-       President, CEO and Director,       99      None
DOB: January 23, 1954                 present     AIG SunAmerica (August
                                                  1995 to present); Director,
                                                  AIG SACS (August 1993 to
                                                  present); President and CEO,
                                                  AIG AdvisorGroup, Inc. (June
                                                  2004 to present).

        SunAmerica Senior Floating Rate Fund, Inc.
        DIRECTORS AND OFFICERS INFORMATION -- December 31, 2006 -- (unaudited) (continued)

                                                                                   Number of
                       Position Held    Term of                                     Funds in
        Name,              With        Office and                                 Fund Complex
     Address and        SunAmerica     Length of        Principal Occupations     Overseen by  Other Directorships
    Date of Birth*        Complex    Time Served(4)      During Past 5 Years      Director(1)  Held by Director(2)
---------------------- ------------- -------------- ----------------------------- ------------ -------------------
Officers

Vincent M. Marra        President      2004-        Senior Vice President, AIG        N/A      N/A
DOB: May 28, 1950                      present      SunAmerica (February 2003
                                                    to Present); Chief
                                                    Administrative Officer, Chief
                                                    Operating Officer and Chief
                                                    Financial Officer, Carret &
                                                    Co., LLC (June 2002 to
                                                    February 2003); President
                                                    and Chief Operating Officer,
                                                    Bowne Digital Solutions (1999
                                                    to May 2002).

Donna M. Handel         Treasurer      2002-        Senior Vice President, AIG        N/A      N/A
DOB: June 25, 1966                     present      SunAmerica (December
                                                    2004-Present); Assistant
                                                    Treasurer (2001 to 2002);
                                                    Vice President, AIG
                                                    SunAmerica (August 1997 to
                                                    December 2004).

Gregory N. Bressler     Secretary      September    Senior Vice President and         N/A      N/A
DOB: November 17, 1966  and Chief      2005 to      General Counsel, AIG
                        Legal          Present      SunAmerica (June 2005 to
                        Officer                     Present); Vice President and
                                                    Director of U.S. Asset
                                                    Management Compliance,
                                                    Goldman Sachs Asset
                                                    Management, L.P. (June
                                                    2004 to June 2005); Deputy
                                                    General Counsel, Credit
                                                    Suisse Asset Management,
                                                    LLC. (June 2002-June 2004);
                                                    and Counsel, Credit Suisse
                                                    Asset Management, LLC
                                                    (January 2000-June 2002).

James Nichols           Vice           2006 to      Director, President and CEO,      N/A      N/A
DOB: April 7, 1966      President      Present      AIG SACS (July 2006 to
                                                    Present); Senior Vice
                                                    President, AIG SACS (March
                                                    2002 to July 2006); Vice
                                                    President, AIG SunAmerica
                                                    (1995 to March 2002)


Cynthia Gibbons         Vice           2002-        Vice President, AIG               N/A      N/A
DOB: December 6, 1967   President      present      SunAmerica (August 2002-
                        and Chief                   Present); Securities
                        Compliance                  Compliance Manager,
                        Officer )                   American General Investment
                                                    Management (June 2000 -
                                                    August 2002).


        SunAmerica Senior Floating Rate Fund, Inc.
        DIRECTORS AND OFFICERS INFORMATION -- December 31, 2006 -- (unaudited) (continued)

                                                                                     Number of
                       Position Held    Term of                                       Funds in
        Name,              With        Office and                                   Fund Complex
     Address and        SunAmerica     Length of         Principal Occupations      Overseen by  Other Directorships
    Date of Birth*        Complex    Time Served(4)       During Past 5 Years       Director(1)  Held by Director(2)
---------------------- ------------- -------------- ------------------------------- ------------ -------------------

Gregory R. Kingston     Vice            2002-       Vice President, SAAMCo              N/A      N/A
DOB: January 18, 1966   President       present     (2001-Present); Formerly,
                        and                         Vice President, American
                        Assistant                   General Investment
                        Treasurer                   Management, L.P. (1999-
                                                    2001)

Nori L. Gabert          Vice            2002-       Vice President and Deputy           N/A      N/A
DOB: August 15, 1953    President       present     General Counsel, AIG
                        and                         SunAmerica (2001-Present);
                        Assistant                   Vice President and Secretary,
                        Secretary                   VALIC Company I and VALIC
                                                    Company II (2000-Present)
                                                    Formerly, Associate General
                                                    Counsel, American General
                                                    Corporation, (1997 to 2001).

Matthew J. Hackethal    Anti-Money      2006-       Senior Compliance Manager,          N/A      N/A
DOB: December 31, 1971  Laundering      present     AIG SunAmerica (November
                        Compliance                  2006 to Present); Vice
                        Officer                     President, Credit Suisse
                                                    Asset Management (May,
                                                    2001 to October 2006); CCO,
                                                    Credit Suisse Alternative
                                                    Funds (November 2005 to
                                                    October 2006); CCO, Credit
                                                    Suisse Asset Management
                                                    Securities, Inc. (April 2004 to
                                                    August 2005)

--------
* The business address for each Director and Officer is the Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992.
(1) The "Fund Complex" consists of all registered investment company portfolios for which AIG SunAmerica serves as investment adviser or administrator. The "Fund Complex" includes the SunAmerica Money Market Funds (2 funds), SunAmerica Equity Funds (10 funds), SunAmerica Income Funds (5 funds), SunAmerica Focused Series, Inc. (17 portfolios), SunAmerica Focused Alpha Growth Fund, Inc. (1 fund), SunAmerica Focused Alpha Large-Cap Fund, Inc.
    (1 fund), Anchor Series Trust (9 portfolios), the Fund, (1 fund),
    SunAmerica Series Trust (35 portfolios), AIG Series Trust (6 funds), VALIC Company I (32 portfolios), VALIC Company II (15 funds) and Seasons Series Trust (24 portfolios).
(2) Directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e. "public companies") or other investment companies registered under the 1940 Act.
(3) Interested Director, as defined in the Investment Company Act of 1940, because he is an officer and director of the adviser and a director of the principal underwriter of the Fund.
(4) Directors serve until their successors are duly elected and qualified. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his/her successor is duly elected and qualifies.

Additional information concerning the Directors and Officers is contained in the Statement of Additional Information and is available without charge by calling (800) 858-8850.

        SunAmerica Series Trust Senior Floating Fund
        SHAREHOLDER TAX INFORMATION -- (unaudited)


Certain tax information regarding the Fund is required to be provided to shareholders based upon the Fund's income and distributions for the taxable year ended December 31, 2006. The information necessary to complete your income tax returns is included with your Form 1099-DIV mailed to you in January 2007.

During the year ended December 31, 2006 the Fund paid the following dividends:

                                            Net
                                          Ordinary       Net            Net       Qualifying % for  Qualifying
                                 Total   Investment   Short-Term     Long-Term   the 70% Dividends   Dividend
                               Dividends   Income   Capital Gains* Capital Gains Received Deduction  Income %
                               --------- ---------- -------------- ------------- ------------------ ----------
Class A.......................   $0.15     $0.15         $--            $--              --%            --%
Class B.......................    0.59      0.59          --             --              --             --
Class C.......................    0.59      0.59          --             --              --             --
Class D.......................    0.64      0.64          --             --              --             --
Class Q.......................    0.62      0.62          --             --              --             --

--------
*  Short-term capital gains are treated as ordinary income for tax purposes.

        SunAmerica Senior Floating Rate Fund, Inc.
        COMPARISON: FUND vs. INDEX -- (unaudited)

The following graphs show how the value of a $10,000 investment in the Fund would have changed over the period shown in the graph, and also shows how the index shown performed over the same period of time. The graph and table shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please note that the term "inception" as used herein reflects the date on which a specific class of shares commenced operations. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only. The graph presents the performance of Class B shares of the Fund. The performance of the other classes will vary based upon the difference in sales charges and fees assessed to shareholders of that class. Past performance does not predict future results.

        SunAmerica Senior Floating Rate Fund, Inc.
        COMPARISON: FUND vs. INDEX -- (unaudited) (continued)

Thomas G. Brandt, John G. Lapham and Steven S. Oh, Portfolio Managers AIG Global Investment Corp.

   The Fund's Class B shares returned 6.55% for the year ended December 31, 2006 versus a return of 6.77% for the S&P LSTA Leveraged Loan Index (LLI)./1/ The Fund ranked in the top quartile for the one-year period among its peers in the Lipper Loan Participation Funds category./2/

   The bank loan market benefited from many of the same factors that contributed to a solid year in 2005. The economy was sound, default rates were low, companies generally posted solid earnings growth, and the demand for bank loans remained high. During the first half of the year, the London Interbank Offer Rate (LIBOR), the reference rate used for most loans, steadily increased. These macroeconomic factors listed above, the detailed credit analysis performed by our research staff and the steady increase in LIBOR rates all led to a strong year for the Fund.

   The year 2006 was a record year for new issues of leveraged loans. Merger and acquisition activity and private equity buy-outs have been the driving force behind the high level of new issuance. In fact, the two largest loans in the history of this asset class, the $16 billion financing for the purchase of HCA, Inc., an operator of hospitals, and the $18.5 billion refinancing of Ford Motor Company debt, occurred in the fourth quarter. Despite the record new issuance, the market easily absorbed the supply as more investors invested in this asset class.

   Most industry sectors performed well in 2006, although the automotive and housing/building products sectors did not fare as well. The Fund maintained an underweight position in the automotive sector and selectively invested in credits, such as Goodyear Tire, that were less impacted by the troubles of U.S. automobile manufacturers.

   The housing/building products sector was negatively impacted by rising interest rates and the softened housing market, and many companies in this sector posted weak results. This sector was a poor performer for the Fund, which maintained a neutral weighting relative to the benchmark, the S&P LSTA Leveraged Loan Index.

   In the fourth quarter of 2006, our position in Cequel Communications, a cable television company, provided a positive impact on the Fund's performance.

--------
Past performance is no guarantee of future results.

/1/The S&P/LSTA Leveraged Loan Index (LLI) reflects the market-weighted performance of U.S. dollar-denominated institutional leveraged loan portfolios. The LLI is the only domestic leveraged loan index that utilizes real-time market weightings, spreads and interest payments. Indices are not managed and an investor cannot invest directly into an index.

/2/Lipper ranking for the period ended December 31, 2006, based on total returns at net asset value.

The Fund is not a money market fund and its net asset value may fluctuate. Investments in loans involve certain risks including nonpayment of principal and interest; collateral impairment; non-diversification and borrower industry concentration; and lack of full liquidity, which may impair the Fund's ability to obtain full value for loans sold. The Fund may invest all or substantially all of its assets in loans or other securities that are rated below investment grade or in comparable unrated securities. Credit risks include the possibility of a default on the loan or bankruptcy of the borrower. The value of these loans is subject to a greater degree of volatility in response to interest-rate fluctuations.

        SunAmerica Senior Floating Rate Fund, Inc.
        COMPARISON: FUND vs. INDEX -- (unaudited) (continued)

Over the past nine years, $10,000 invested in Senior Floating Rate Fund Class B shares would have increased to $14,788. The same amount invested in securities mirroring the performance of the S&P/LSTA Leveraged Loan Index would be valued at $15,204.

                                    [CHART]

            Senior Floating Rate Class B        S&P/LSTA Leveraged Loan Index
            ----------------------------        -----------------------------
31-Aug-98         $10,000.00                             $10,000.00
30-Sep-98          10,045.00                               9,925.60
31-Oct-98          10,084.00                               9,994.38
30-Nov-98          10,112.00                              10,092.13
31-Dec-98          10,185.00                              10,142.49
31-Jan-99          10,259.00                              10,177.58
28-Feb-99          10,311.00                              10,162.01
31-Mar-99          10,380.00                              10,095.55
30-Apr-99          10,446.00                              10,158.14
31-May-99          10,506.00                              10,284.82
30-Jun-99          10,574.00                              10,366.07
31-Jul-99          10,625.00                              10,429.92
31-Aug-99          10,669.00                              10,432.84
30-Sep-99          10,719.00                              10,351.15
31-Oct-99          10,772.00                              10,366.47
30-Nov-99          10,844.00                              10,432.51
31-Dec-99          10,911.00                              10,512.84
31-Jan-00          10,976.00                              10,603.98
29-Feb-00          11,027.00                              10,652.34
31-Mar-00          10,984.00                              10,595.35
30-Apr-00          11,020.00                              10,629.36
31-May-00          11,092.00                              10,715.67
30-Jun-00          11,153.00                              10,793.89
31-Jul-00          11,207.00                              10,881.32
31-Aug-00          11,274.00                              10,913.86
30-Sep-00          11,325.00                              10,943.87
31-Oct-00          11,324.00                              10,941.14
30-Nov-00          11,355.00                              10,980.85
31-Dec-00          11,414.00                              11,037.07
31-Jan-01          11,458.00                              11,156.83
28-Feb-01          11,510.00                              11,267.39
31-Mar-01          11,497.00                              11,270.43
30-Apr-01          11,468.00                              11,254.43
31-May-01          11,559.00                              11,382.05
30-Jun-01          11,525.00                              11,394.00
31-Jul-01          11,531.00                              11,481.40
31-Aug-01          11,585.00                              11,566.70
30-Sep-01          11,453.00                              11,375.16
31-Oct-01          11,313.00                              11,263.57
30-Nov-01          11,336.00                              11,401.21
31-Dec-01          11,380.00                              11,497.89
31-Jan-02          11,420.00                              11,556.53
28-Feb-02          11,410.00                              11,522.21
31-Mar-02          11,491.00                              11,659.90
30-Apr-02          11,561.00                              11,795.27
31-May-02          11,636.00                              11,806.83
30-Jun-02          11,624.00                              11,690.65
31-Jul-02          11,511.00                              11,586.14
31-Aug-02          11,455.00                              11,547.67
30-Sep-02          11,461.00                              11,555.41
31-Oct-02          11,290.00                              11,418.59
30-Nov-02          11,416.00                              11,579.48
31-Dec-02          11,542.00                              11,717.85
31-Jan-03          11,593.00                              11,860.46
28-Feb-03          11,611.00                              11,912.17
31-Mar-03          11,769.00                              11,958.75
30-Apr-03          11,982.00                              12,100.46
31-May-03          12,148.00                              12,231.75
30-Jun-03          12,313.00                              12,380.61
31-Jul-03          12,391.00                              12,463.06
31-Aug-03          12,422.00                              12,491.36
30-Sep-03          12,547.00                              12,609.40
31-Oct-03          12,639.00                              12,724.52
30-Nov-03          12,717.00                              12,806.85
31-Dec-03          12,792.00                              12,886.25
31-Jan-04          12,937.00                              12,997.33
29-Feb-04          12,954.00                              13,038.14
31-Mar-04          12,982.00                              13,085.21
30-Apr-04          13,067.00                              13,149.33
31-May-04          13,072.00                              13,164.19
30-Jun-04          13,117.00                              13,245.94
31-Jul-04          13,147.00                              13,289.25
31-Aug-04          13,137.00                              13,312.64
30-Sep-04          13,170.00                              13,367.89
31-Oct-04          13,221.00                              13,435.40
30-Nov-04          13,273.00                              13,495.59
31-Dec-04          13,315.00                              13,551.73
31-Jan-05          13,370.00                              13,606.48
28-Feb-05          13,436.00                              13,679.54
31-Mar-05          13,481.00                              13,736.45
30-Apr-05          13,455.00                              13,726.70
31-May-05          13,443.00                              13,734.66
30-Jun-05          13,520.00                              13,823.66
31-Jul-05          13,612.00                              13,928.58
31-Aug-05          13,693.00                              14,011.87
30-Sep-05          13,730.00                              14,068.90
31-Oct-05          13,759.00                              14,111.95
30-Nov-05          13,817.00                              14,165.01
31-Dec-05          13,879.00                              14,239.81
31-Jan-06          13,974.00                              14,338.35
28-Feb-06          14,062.00                              14,429.11
31-Mar-06          14,164.00                              14,516.40
30-Apr-06          14,236.00                              14,587.24
31-May-06          14,250.00                              14,623.86
30-Jun-06          14,294.00                              14,664.95
31-Jul-06          14,361.00                              14,748.10
31-Aug-06          14,457.00                              14,838.95
30-Sep-06          14,534.00                              14,918.63
31-Oct-06          14,644.00                              15,017.54
30-Nov-06          14,691.00                              15,097.14
31-Dec-06          14,788.00                              15,204.33


                     Class A++           Class B            Class C            Class D           Class Q++
     Senior      ------------------ ------------------ ------------------ ------------------ ------------------
    Floating     Average            Average            Average            Average            Average
      Rate       Annual  Cumulative Annual  Cumulative Annual  Cumulative Annual  Cumulative Annual  Cumulative
      Fund       Return   Return+   Return   Return+   Return   Return+   Return   Return+   Return   Return+
---------------- ------- ---------- ------- ---------- ------- ---------- ------- ---------- ------- ----------
1 Year Return      NA         NA     3.55%     6.55%    5.54%     6.54%    7.08%     7.08%    6.86%     6.86%
---------------------------------------------------------------------------------------------------------------
5 Year Return      NA         NA     5.38%    29.95%    5.36%    29.82%    5.79%    32.53%       NA        NA
---------------------------------------------------------------------------------------------------------------
Since Inception*   NA      1.75%     4.81%    47.88%    4.79%    47.64%    4.97%    31.63%    5.09%    14.21%
---------------------------------------------------------------------------------------------------------------

+ Cumulative returns do not include sales load. If sales load had been included, the return would have been lower.
*  Inception date: Class A: 10/04/2006; Class B: 08/31/1998; Class C:
   08/31/1998; Class D: 05/02/2001; Class Q: 04/28/2004.
++ Effective October 4, 2006, Class A shares were redesignated to Class Q shares and a new class of shares designated as Class A commenced offering.

For the 12 month period ended December 31, 2006, the SunAmerica Senior Floating Rate Class B returned 3.55% compared to 6.77% for the S&P/LSTA Leveraged Loan Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.)
--------
Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A: 3.75% Contingent Deferred Sales Charge (CDSC), Class B: 3.00%, Class C 1.00% CDSC. The fund's daily net asset values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.sunamericafunds.com

        SunAmerica Senior Floating Rate Fund, Inc.
        SPECIAL MEETING OF SHAREHOLDERS -- Proxy Voting Results -- December 31, 2006 (unaudited)

A Special Meeting of the Shareholders of the Fund was held on June 23, 2006. At this meeting the Class Q and Class B shareholders of the Fund approved Distribution Plans pursuant to Rule 12b-1 Plans for their respective class of shares. The meeting was adjourned to allow for the continued solicitation of votes with respect to the proposal to convert the Fund from a closed-end investment company to that of an open-end investment company and with respect to the proposal to amend the Fund's charter to discontinue the monthly repurchase offers made by the Fund. Additionally, the meeting was adjourned with respect to the approval of Rule 12b-1 Plan for Class C shares.

The voting results of the shareholder meeting to approve the Class Q and Class B shares' Rule 12b-1 Plans are listed below.

Approval of the Rule 12b-1 Plan for Class Q Shares

                                 For   Against Abstain Total
                                ------ ------- ------- ------
                   Shares Voted 21,880  5,262   4,632  31,774

Approval of the Rule 12b-1 Plan for Class B Shares

                                For    Against Abstain   Total
                             --------- ------- ------- ---------
                Shares Voted 1,271,070 40,712  147,877 1,459,659

A Special Meeting of the Shareholders of the Fund was held on July 21, 2006. At this meeting the Class C shareholders of the Fund approved a Rule 12b-1 Plan. The meeting was adjourned to allow for the continued solicitation of votes with respect to the proposal to convert the Fund from a closed-end investment company to an open-end investment company and with respect to the proposal to amend the Fund's charter to discontinue the monthly repurchase offers made by the Fund.

The voting results of the shareholder meeting to approve the Class C share's Rule 12b-1 Plan are listed below.

Approval of the Rule 12b-1 Plan for Class C Shares

                                For    Against Abstain   Total
                             --------- ------- ------- ---------
                Shares Voted 7,829,790 453,617 598,831 8,882,238

A Special Meeting of the Shareholders of the Fund was held on August 4, 2006. At this meeting the shareholders approved the proposal to convert the Fund from a closed-end investment company to an open-end investment company. Additionally, the Fund approved the proposal to rescind a fundamental policy of the Fund to conduct monthly share repurchases offers.

The voting results to approve the proposal to convert the Fund from a closed-end investment company to an open-end investment company are listed below.

Approval to Redesignate the Fund as an Open-End Investment Company

                               For     Against Abstain   Total
                            ---------- ------- ------- ----------
               Shares Voted 11,174,289 710,368 591,506 12,476,163

The voting results to approve the proposal to rescind a fundamental policy of the Fund to conduct monthly share repurchase offers are listed below.

Approval to Rescind a Policy to Conduct Monthly Share Repurchases as a Closed-End Interval Fund.

                               For     Against Abstain   Total
                            ---------- ------- ------- ----------
               Shares Voted 11,174,289 710,368 591,506 12,476,163

[LOGO] AIG Sun America
Mutual Funds

            AIG SunAmerica Asset Management Corp.
            Harborside Financial Center
            3200 Plaza 5
            Jersey City, NJ 07311-4992

Directors                  Investment Adviser                       DISCLOSURE OF QUARTERLY
 Dr. Judith L. Craven                                               PORTFOLIO HOLDINGS
 William F. Devin             AIG SunAmerica Asset Management Corp. The Fund is required to
 Samuel M. Eisenstat        Harborside Financial                    file its com-plete
 Stephen J. Gutman            Center                                schedule of portfolio
 Peter A. Harbeck           3200 Plaza 5                            holdings with the U.S.
 William J. Shea            Jersey City, NJ                         Securities and Exchange
                              07311-4992                            Commission for its first
Officers                                                            and third fiscal quarters
 Vincent M. Marra,         Distributor                              on Form N-Q. The Fund's
   President                AIG SunAmerica Capital                  Forms N-Q are available
 Donna M. Handel,             Services, Inc.                        on the U.S. Securities
   Treasurer                Harborside Financial                    and Exchange Commission's
 James Nichols, Vice          Center                                website at www.sec.gov.
   President                3200 Plaza 5                            You can also obtain
 Cynthia A. Gibbons, Vice   Jersey City, NJ                         copies of the Forms N-Q
   President and Chief        07311-4992                            at the U.S. Securities
   Compliance Officer                                               and Exchange
 Gregory N. Bressler,      Shareholder Servicing                    Commis-sion's Public
   Chief Legal             Agent                                    Reference Room in
   Officer and Secretary    AIG SunAmerica Fund                     Washington, DC
 Gregory R. Kingston,         Services, Inc.                        (information on the
   Vice President and       Harborside Financial                    operation of the Public
   Assistant Treasurer        Center                                Reference Room may be
 Nori L. Gabert, Vice       3200 Plaza 5                            obtained by calling
   President and            Jersey City, NJ                         1-800-SEC-0330).
   Assistant Secretary        07311-4992
 Corey A. Issing,                                                   PROXY VOTING RECORD ON
   Assistant Secretary     Transfer Agent                           FUND PORTFOLIO SECURITIES
 Kathleen Fuentes,          State Street Bank and                   Information regarding how
   Assistant Secretary        Trust Company                         the Fund voted proxies
 Kathryn A. Pearce,         P.O. Box 219373                         relating to securities
   Assistant Treasurer      Kansas City, MO 64141                   held in the Fund's
 Matthew J. Hackethal,                                              portfolio during the most
   Anti-Money Laundering   Custodian                                recent twelve month
   Compliance Officer       State Street Bank and                   period ended June 30 is
                              Trust Company                         available, once filed
                            P.O. Box 5607                           with the U.S. Securities
                            Boston, MA 02110                        and Exchange Commission,
                                                                    without charge, upon
                           VOTING PROXIES ON FUND                   request, by call-ing
                           PORTFOLIO SECURITIES                     (800) 858-8850 or on the
                           A description of the                     U.S. Securities and
                           policies and proce-dures                 Exchange Commission's
                           that the Fund uses to                    website at
                           determine how to vote                    http://www.sec.gov.
                           proxies related to
                           securities held in the                   This report is submitted
                           Fund's portfolio, which                  solely for the general
                           is available in the                      information of
                           Fund's Statement of                      shareholders of the Fund.
                           Additional Information,                  Distribution of this
                           may be ob-tained without                 report to persons other
                           charge upon request, by                  than shareholders of the
                           calling (800) 858-8850.                  Fund is authorized only
                           This in-formation is also                in connection with a
                           available from the EDGAR                 currently effective
                           database on the U.S.                     prospectus, setting forth
                           Secu-rities and Exchange                 details of the Fund,
                           Commission's website at                  which must precede or
                           http://www.sec.gov.                      accompany this report.

[LOGO]


Distributed by:
AIG SunAmerica Capital Services, Inc.
Harborside Financial Center
3200 Plaza 5
Jersey City, NJ 07311-4992

Investors should carefully consider the investment objectives, risks, charges and expenses of any mutual fund before investing. This and other important information is contained in the prospectus, which can be obtained from your financial adviser or from the AIG SunAmerica Sales Desk at 800-858-8850, ext. 6003. Read the prospectus carefully before you invest. Funds distributed by AIG SunAmerica Capital Services, Inc.

www.sunamericafunds.com

SFANN-12/06

Item 2. Code of Ethics.

SunAmerica Senior Floating Rate Fund, Inc. ("registrant") has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002.

Item 3. Audit Committee Financial Expert.

The registrant's Board of Directors has determined that William J. Shea, the Charirman of the registrant's Audit Committe, qualifies as an audit committee financial expert, as defined in the instructions to Item 3(a) of Form N-CSR. Mr. Shea is considered to be "independent" for purposes of Item 3(a)(2) of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)--(d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountant were as follows:

                                                             2005     2006
                                                             ----     ----
                  (a) Audit Fees .......................   $67,006  $76,848
                  (b) Audit-Related Fees ...............   $22,334  $     0
                  (c) Tax Fees .........................   $ 8,871  $ 9,356
                  (d) All Other Fees ...................   $     0  $     0

         Audit Fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings. Audit-Related Fees principally include a SAS No. 100 review of the registrant's Semiannual Shareholder Report. Tax Fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.

         Aggregate fees billed to the investment adviser and Adviser Affiliates (as defined below in Item 4(e)) that are required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X for the last two fiscal years for services rendered by the registrant's principal accountant were as follows:

                                                         2005     2006
                                                         ----     ----
                  (b) Audit-Related Fees ............  $     0  $     0
                  (c) Tax Fees ......................  $     0  $     0
                  (d) All Other Fees ................  $     0  $     0

(e)

     (1) The registrant's audit committee pre-approves all audit services provided by the registrant's principal accountant for the registrant and all non-audit services provided by the registrant's principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser ("Adviser Affiliate") that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliate relates directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the pre-approval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01 (c)(7)(i)(C) of Regulation S-X as set forth in the registrant's audit committee charter.

     (2) No services included in (b) - (d) above in connection with fees billed to the registrant or the investment adviser or Advisor Affiliate were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Not Applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliate that provides ongoing services to the registrant for 2006 and 2005 were $ 973,056 and $298,518 respectively.

(h) Non-audit services rendered to the registrant's investment adviser and any Adviser Affiliate that were not pre-approved pursuant to paragraph
     (c)(7)(ii) of Rule 2-01 of Regulation S-X were considered by the registrant's audit committee as to whether they were compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants.

     Not applicable.

Item 6. Schedule of Investments.

     Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

     Not applicable. In addition, there were no such purchases from January 1, 2006 through October 3, 2006, the period covered by this report during which the registrant operated as a closed-end management investment company.

Item 10. Submission of Matters to a Vote of Security Holders.

     There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.
     407) (as required by 22(b)(15)) of Schedule 14A (17 CFR 240. 14a-101), or
     this Item 10.

Item 11. Controls and Procedures.

    (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures, as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)). Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

    (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

     (a) (1) Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406.Code of Ethics.

          (2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as
              Exhibit 99.CERT.

          (3)  Not applicable.

     (b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Senior Floating Rate Fund, Inc.


By: /s/ Vincent M. Marra
    --------------------
Vincent M. Marra
President
Date: March 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Vincent M. Marra
    --------------------
Vincent M. Marra
President

Date: March 8, 2007


By: /s/ Donna M. Handel
    -------------------
Donna M. Handel
Treasurer

Date: March 8, 2007